UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7851
                                   --------

                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                   ----------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
            (Address of  principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period: 1/31/04
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                        JANUARY 31, 2004





                                                        Franklin Templeton
                                                        Conservative Target Fund

                                                        Franklin Templeton
                                                        Moderate Target Fund

                                                        Franklin Templeton
                                                        Growth Target Fund



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PEOPLE PHOTO

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SEMIANNUAL REPORT AND SHAREHOLDER LETTER                        ASSET ALLOCATION
--------------------------------------------------------------------------------

                               Franklin Templeton
                              Fund Allocator Series

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                       FRANKLIN TEMPLETON INVESTMENTS LOGO
                      Franklin o Templeton o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.


--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
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BUILDINGS PHOTO

Not part of the semiannual report

                               Contents

Shareholder Letter ......................    1

Semiannual Report

Franklin Templeton
Conservative Target Fund ................    3

Franklin Templeton
Moderate Target Fund ....................   10

Franklin Templeton
Growth Target Fund ......................   17

Financial Highlights and
Statements of Investments ...............   24

Financial Statements ....................   39

Notes to Financial Statements ...........   44

Proxy Voting Policies and Procedures ....   52

--------------------------------------------------------------------------------

Shareholder Letter

Dear Shareholder:

The six months ended January 31, 2004, showed signs of robust economic growth, rising consumer confidence, healthy retail sales and greater corporate earnings. These had positive implications for financial markets, and the major stock indexes rallied strongly. Most bond markets also had positive returns as Treasury bond prices generally rose. We think the economic recovery looks more durable and inflation should remain subdued, which should be positive for investors.

Although future economic and market developments are impossible to predict, as an investor, you can follow certain basic principles in planning for future needs. First, investing for the long term is important so that you can better weather short-term market ups and downs. Second, by choosing a mutual fund that comprises a range of holdings, you can use diversification to help manage investment risk. You can further diffuse risk exposure by investing in different asset categories such as stocks and bonds. Third, it may make sense to follow a regular investment plan, also called dollar cost averaging, investing a certain amount of money monthly or quarterly. Remember, however, to consider your financial ability to continue purchases through times of low price levels or changing economic conditions before committing to such a strategy. Such a plan does not assure a profit and does not protect against loss in a declining market. As always, we encourage you to discuss your goals with your financial advisor who can address concerns about volatility

--------------------------------------------------------------------------------

EDELIVERY DETAILS
Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

              -----------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
              -----------------------------------------------------


                                          Not part of the semiannual report  | 1

--------------------------------------------------------
  STATEMENT ON CURRENT
  INDUSTRY ISSUES
--------------------------------------------------------
  In our efforts to fulfill our ongoing commitment
  to provide you with timely and accurate information,
  we have prepared a statement on current industry
  issues as they pertain to Franklin Resources, Inc.
  (Franklin Templeton Investments) and our subsidiary
  companies. You can find the most updated "Statement
  on Current Industry Issues" and a detailed Q&A at
  franklintempleton.com, or call us at 1-800/632-2301.
--------------------------------------------------------

and diversification, periodically review your overall portfolio and help you stay focused on the long term. We firmly believe that most people benefit from professional advice, and that advice is never more valuable than during a volatile market.

In the enclosed semiannual report for Franklin Templeton Fund Allocator Series, the portfolio manager discusses market conditions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets move up and down, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely commentary from portfolio managers, and find helpful financial planning tools. We hope you will take advantage of these online services.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Templeton Fund Allocator Series


THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JANUARY 31, 2004. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT HAVE BEEN OBTAINED FROM SOURCES CONSIDERED RELIABLE.


2 |  Not part of the semiannual report

Semiannual Report


Franklin Templeton
Conservative Target Fund

YOUR FUND'S GOAL: Franklin Templeton Conservative Target Fund seeks the highest level of long-term total return achievable at a lower level of risk.


[PIE CHART GRAPHIC OMITTED]
PLOT POINTS FOLLOW:
--------------------------------------------------------------------------------
Asset Allocation
Franklin Templeton Conservative Target Fund
Based on Total Net Assets as of 1/31/04

Domestic Fixed Income .......................   28.0%
Domestic Equity .............................   27.9%
Foreign Fixed Income ........................   12.1%
Foreign Equity ..............................   11.8%
Short-Term Investments & Other Net Assets ...   20.2%
--------------------------------------------------------------------------------

We are pleased to bring you this semiannual report for Franklin Templeton Conservative Target Fund, which covers the period ended January 31, 2004.

PERFORMANCE OVERVIEW

For the six months under review, Franklin Templeton Conservative Target Fund - Class A posted a +10.05% cumulative total return, as shown in the Performance Summary beginning on page 7. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Composite Index (S&P 500) and the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index for equities, the Lehman Brothers U.S.


THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 28.


                                                          Semiannual Report  | 3

Government/Credit Index for fixed income, and the P&R 90 Day T-Bill for short-term investments and other net assets. For the reporting period, the benchmark returned 8.44%.1

ECONOMIC AND MARKET OVERVIEW

During the six months ended January 31, 2004, domestic economic recovery appeared to be on track. The annualized gross domestic product growth rate surged 8.2% in the third quarter of 2003 and rose 4.1% in the fourth quarter. The U.S. dollar's continued weakness, particularly against the euro, led to modest trade balance improvements. Business sentiment climbed in January 2004 to its highest level in nearly a decade; and business equipment spending, especially in information technology, rose in the third and fourth quarters of 2003. Consumer sentiment rose in January to its highest level since November 2000. Consumer spending, however, grew only modestly in fourth quarter 2003 compared with strong third-quarter spending, which was fueled by federal tax cuts, mortgage refinancing and auto-buying incentives. Slow wage growth, heavy indebtedness and lower wealth since 2000 despite recent stock market gains constrained consumer spending.

Lack of job growth remained a risk to the economy during the reporting period, and although the unemployment rate fell to 5.6% in January, this occurred mainly because of a labor force decline. At the Federal Reserve Board's (Fed's) January meeting, Fed policymakers indicated they would not raise interest rates until the job market improved meaningfully. Thus, they kept the federal funds target rate at 1.00%, and maintained a neutral stance with respect to future economic growth and inflation. However, the Fed said it "can be patient" about raising rates, which was different from previous statements. The change in wording caused mixed reaction among market analysts about when the Fed might begin raising rates.


1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is market capitalization-weighted and measures total returns of equity securities in developed markets in Europe, Australasia and the Far East. The Lehman Brothers U.S. Government/Credit Index includes U.S. Treasury or Agency issued securities and publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements. These include public obligations of the U.S. Treasury with remaining maturity of one year or more and publicly issued debt of U.S. governmental agencies, quasi-federal corporations, and corporate or foreign debt. The credit portion includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility, and finance, which includes both U.S. and non-U.S. corporations. The non-corporate sectors are sovereign, supranational, foreign agency, and foreign local government. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar-denominated and non-convertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day T-Bill is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The benchmark index's weightings are as follows: S&P 500 25%, MSCI EAFE 10%, Lehman Brothers U.S. Government/Credit Index 45% and P&R 90 Day T-Bill 20%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


4 |  Semiannual Report

During the period, equity markets continued a rally that began in March 2003. Data showing robust economic growth and improved revenue reports from corporate America seemed to increase investor confidence in the stock markets. The S&P 500 rose 15.22% for the six months under review, while the technology-heavy Nasdaq Composite Index increased 19.43%.2 As economic data improved, some interest rates rose from their lows at the beginning of the period but eased toward period-end. The 10-year Treasury note started the period yielding 4.49% on July 31, 2003, reached a peak of 4.61% on September 2, 2003, then declined to 4.16% on January 31, 2004.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series increased the consistency of the Target Funds' results relative to each other. For your reference, Franklin Templeton Conservative Target Fund seeks to maintain the following asset class allocations: 40% equity, 40% fixed income, and 20% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Conservative Target Fund's domestic equity exposure was 70.3% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization size and investment style, and on January 31, 2004, we held shares in large-, mid- and small-capitalization equity funds, representing both value and growth styles. Franklin Small Cap Growth Fund II-Advisor Class, representing 10.6% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 69.8% of the Fund's total net assets, with the balance represented by foreign fixed income. Franklin Strategic Mortgage Portfolio was our largest fixed income fund weighting at 17.4% of total net assets.


TOP FIVE FUND HOLDINGS
Franklin Templeton Conservative Target Fund
1/31/04
-------------------------------------------------------
                                           % OF TOTAL
                                           NET ASSETS
-------------------------------------------------------
  Franklin Strategic Mortgage Portfolio .....   17.4%
  Templeton Global Bond Fund
  -Advisor Class ............................   12.1%
  Franklin Small Cap Growth Fund II
  -Advisor Class ............................   10.6%
  Franklin Capital Growth Fund
  -Advisor Class ............................    7.4%
  Franklin Total Return Fund
  -Advisor Class ............................    6.9%
-------------------------------------------------------

2. Source: Standard & Poor's Micropal. See footnote 1 for a description of the S&P 500. The Nasdaq Composite Index measures all domestic and international common stocks listed on The Nasdaq Stock Market. The index is market value-weighted and includes over 3,000 companies.


                                                          Semiannual Report  | 5

While domestic growth fund holdings such as Franklin Small Cap Growth Fund II -Advisor Class performed relatively better versus the S&P 500, domestic value fund holdings such as Mutual Shares Fund-Class Z slightly underperformed it. On the fixed income side, Templeton Global Bond Fund-Advisor Class underperformed the Lehman Brothers U.S. Government/Credit Index, and Franklin Strategic Income Fund-Advisor Class posted strong relative results, largely due to its greater weighting of high yield securities versus the Lehman Brothers index. However, some funds with higher quality securities, such as Franklin Strategic Mortgage Portfolio, underperformed the Lehman Brothers index during the period.

Thank you for your continued participation in Franklin Templeton Conservative Target Fund. We look forward to serving your future investment needs.

{GRAPHIC OMITTED}
COFFEY PHOTO

/s/T. Anthony Coffey, CRA


T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Conservative Target Fund


THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 |  Semiannual Report

Performance Summary as of 1/31/04

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION
-------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           1/31/04          7/31/03
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.94            $11.85           $10.91
  DISTRIBUTIONS (8/1/03-1/31/04)
  Dividend Income                       $0.1514
-------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           1/31/04          12/1/03
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.17            $11.84           $11.67
  DISTRIBUTIONS (12/1/03-1/31/04)
  Dividend Income                       $0.1078
-------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           1/31/04          7/31/03
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.93            $11.73           $10.80
  DISTRIBUTIONS (8/1/03-1/31/04)
  Dividend Income                       $0.1060
-------------------------------------------------------------------------------------------------
  CLASS R                                               CHANGE           1/31/04          7/31/03
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.94            $11.83           $10.89
  DISTRIBUTIONS (8/1/03-1/31/04)
  Dividend Income                       $0.1362


    Semiannual Report | Past performance does not guarantee future results.  | 7

Performance Summary (CONTINUED)

PERFORMANCE
-----------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH         1-YEAR        5-YEAR     INCEPTION (12/31/96)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +10.05%        +18.71%       +38.79%          +60.49%
  Average Annual Total Return 2          +3.68%        +11.89%        +5.53%           +6.01%
  Value of $10,000 Investment 3         $10,368        $11,189       $13,085          $15,126
  Avg. Ann. Total Return (12/31/03) 4                  +10.63%        +5.50%           +5.97%
-----------------------------------------------------------------------------------------------------
  CLASS B                                                                        INCEPTION (12/1/03)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                                            +2.39%
  Aggregate Total Return 5                                                             -1.61%
  Value of $10,000 Investment 3                                                        $9,839
  Aggregate Total Return (12/31/03) 4, 5                                               -2.30%
-----------------------------------------------------------------------------------------------------
  CLASS C                               6-MONTH         1-YEAR        5-YEAR     INCEPTION (12/31/96)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +9.62%        +17.84%       +33.74%          +51.77%
  Average Annual Total Return 2          +8.62%        +16.84%        +5.99%           +6.06%
  Value of $10,000 Investment 3         $10,862        $11,684       $13,374          $15,177
  Avg. Ann. Total Return (12/31/03) 4                  +14.32%        +5.74%           +5.89%
-----------------------------------------------------------------------------------------------------
  CLASS R                                              6-MONTH        1-YEAR     INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +9.92%       +18.42%          +13.14%
  Average Annual Total Return 2                         +8.92%       +17.42%           +6.12%
  Value of $10,000 Investment 3                        $10,892       $11,742          $11,314
  Avg. Ann. Total Return (12/31/03) 4                                +16.06%           +5.98%


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 |  Past performance does not guarantee future results. | Semiannual Report

ENDNOTES

THE FUND IS NON-DIVERSIFIED BECAUSE IT INVESTS IN SECURITIES OF A LIMITED NUMBER OF MUTUAL FUNDS. BECAUSE IT INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. BONDS ARE AFFECTED BY CHANGES IN INTEREST RATES AND THE CREDITWORTHINESS OF THEIR ISSUERS. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THERE ARE OTHER RISKS PERTAINING TO SPECIFIC UNDERLYING FUNDS, SUCH AS THOSE INVOLVING INVESTMENTS IN SPECIALIZED INDUSTRY SECTORS, SUCH AS THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to no initial sales charge, but subject to 1% CDSC for shares redeemed within 12 months of investment. Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Aggregate total return represents the change in value of an investment since inception. Since Class B shares have existed for less than one year, average annual total returns are not provided.


    Semiannual Report | Past performance does not guarantee future results.  | 9

Franklin Templeton
Moderate Target Fund

YOUR FUND'S GOAL: Franklin Templeton Moderate Target Fund seeks the highest level of long-term total return achievable at an intermediate level of risk.


[PIE CHART GRAPHIC OMITTED]
PLOT POINTS FOLLOW:
--------------------------------------------------------------------------------
Asset Allocation
Franklin Templeton Moderate Target Fund
Based on Total Net Assets as of 1/31/04

Domestic Equity .............................   37.7%
Domestic Fixed Income .......................   24.3%
Foreign Equity ..............................   16.3%
Foreign Fixed Income ........................   10.6%
Short-Term Investments & Other Net Assets ...   11.1%
--------------------------------------------------------------------------------

We are pleased to bring you this semiannual report for Franklin Templeton Moderate Target Fund, which covers the period ended January 31, 2004.

PERFORMANCE OVERVIEW

For the six months under review, Franklin Templeton Moderate Target Fund - Class A posted a +12.74% cumulative total return, as shown in the Performance Summary beginning on page 14. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Composite Index (S&P 500) and the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index for equities, the Lehman Brothers U.S.


THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 33.


10 |  Semiannual Report

Government/Credit Index for fixed income, and the P&R 90 Day T-Bill for short-term investments and other net assets. For the reporting period, the benchmark returned 10.71%.1

ECONOMIC AND MARKET OVERVIEW

During the six months ended January 31, 2004, domestic economic recovery appeared to be on track. The annualized gross domestic product growth rate surged 8.2% in the third quarter of 2003 and rose 4.1% in the fourth quarter. The U.S. dollar's continued weakness, particularly against the euro, led to modest trade balance improvements. Business sentiment climbed in January 2004 to its highest level in nearly a decade; and business equipment spending, especially in information technology, rose in the third and fourth quarters of 2003. Consumer sentiment rose in January to its highest level since November 2000. Consumer spending, however, grew only modestly in fourth quarter 2003 compared with strong third-quarter spending, which was fueled by federal tax cuts, mortgage refinancing and auto-buying incentives. Slow wage growth, heavy indebtedness and lower wealth since 2000 despite recent stock market gains constrained consumer spending.

Lack of job growth remained a risk to the economy during the reporting period, and although the unemployment rate fell to 5.6% in January, this occurred mainly because of a labor force decline. At the Federal Reserve Board's (Fed's) January meeting, Fed policymakers indicated they would not raise interest rates until the job market improved meaningfully. Thus, they kept the federal funds target rate at 1.00%, and maintained a neutral stance with respect to future economic growth and inflation. However, the Fed said it "can be patient" about raising rates, which was different from previous statements. The change in wording caused mixed reaction among market analysts about when the Fed might begin raising rates.

During the period, equity markets continued a rally that began in March 2003. Data showing robust economic growth and improved revenue reports from corporate America seemed to increase investor confidence in the stock markets. The


1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is market capitalization-weighted and measures total returns of equity securities in developed markets in Europe, Australasia and the Far East. The Lehman Brothers U.S. Government/Credit Index includes U.S. Treasury or Agency issued securities and publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements. These include public obligations of the U.S. Treasury with remaining maturity of one year or more and publicly issued debt of U.S. governmental agencies, quasi-federal corporations, and corporate or foreign debt. The credit portion includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility, and finance, which includes both U.S. and non-U.S. corporations. The non-corporate sectors are sovereign, supranational, foreign agency, and foreign local government. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar-denominated and non-convertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day T-Bill is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The benchmark index's weightings are as follows: S&P 500 35%, MSCI EAFE 15%, Lehman Brothers U.S. Government/Credit Index 35% and P&R 90 Day T-Bill 15%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                                                         Semiannual Report  | 11

TOP FIVE FUND HOLDINGS
Franklin Templeton Moderate Target Fund
1/31/04
-----------------------------------------------------
                                           % OF TOTAL
                                           NET ASSETS
-----------------------------------------------------
  Franklin Strategic Mortgage Portfolio .....   15.1%
  Franklin Small Cap Growth Fund II
  -Advisor Class ............................   14.2%
  Templeton Global Bond Fund
  -Advisor Class ............................   10.6%
  Franklin Capital Growth Fund
  -Advisor Class ............................    9.8%
  Mutual Shares Fund
  -Class Z ..................................    9.3%
-----------------------------------------------------


S&P 500 rose 15.22% for the six months under review, while the technology-heavy Nasdaq Composite Index increased 19.43%.2 As economic data improved, some interest rates rose from their lows at the beginning of the period but eased toward period-end. The 10-year Treasury note started the period yielding 4.49% on July 31, 2003, reached a peak of 4.61% on September 2, 2003, then declined to 4.16% on January 31, 2004.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series increased the consistency of the Target Funds' results relative to each other. For your reference, Franklin Templeton Moderate Target Fund seeks to maintain the following asset class allocations: 55% equity, 35% fixed income, and 10% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Moderate Target Fund's domestic equity exposure was 69.8% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization size and investment style, and on January 31, 2004, we held shares in large-, mid- and small-capitalization equity funds, representing both value and growth styles. Franklin Small Cap Growth Fund II-Advisor Class, representing 14.2% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 69.6% of the Fund's total net assets, with the balance represented by foreign fixed income. Franklin Strategic Mortgage Portfolio was our largest fixed income fund weighting at 15.1% of total net assets.

While domestic growth fund holdings such as Franklin Small Cap Growth Fund II - Advisor Class performed relatively better versus the S&P 500, domestic value fund holdings such as Mutual Shares Fund - Class Z slightly underperformed it. On the fixed income side, Templeton Global Bond Fund - Advisor Class underperformed


2. Source: Standard & Poor's Micropal. See footnote 1 for a description of the S&P 500. The Nasdaq Composite Index measures all domestic and international common stocks listed on The Nasdaq Stock Market. The index is market value-weighted and includes over 3,000 companies.


12 |  Semiannual Report
the Lehman Brothers U.S. Government/Credit Index, and Franklin Strategic Income Fund - Advisor Class posted strong relative results, largely due to its greater weighting of high yield securities versus the Lehman Brothers index. However, some funds with higher quality securities, such as Franklin Strategic Mortgage Portfolio, underperformed the Lehman Brothers index during the period.

Thank you for your continued participation in Franklin Templeton Moderate Target Fund. We look forward to serving your future investment needs.

{GRAPHIC OMITTED}
COFFEY PHOTO

/s/T. Anthony Coffey, CFA

T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Moderate Target Fund


THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                         Semiannual Report  | 13

Performance Summary as of 1/31/04

FRANKLIN TEMPLETON MODERATE TARGET FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION
-------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           1/31/04          7/31/03
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.21            $11.85           $10.64
  DISTRIBUTIONS (8/1/03-1/31/04)
  Dividend Income                       $0.1401
-------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           1/31/04          12/1/03
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.22            $11.84           $11.62
  DISTRIBUTIONS (12/1/03-1/31/04)
  Dividend Income                       $0.1085
-------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           1/31/04          7/31/03
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.20            $11.68           $10.48
  DISTRIBUTIONS (8/1/03-1/31/04)
  Dividend Income                       $0.0955
-------------------------------------------------------------------------------------------------
  CLASS R                                               CHANGE           1/31/04          7/31/03
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.21            $11.83           $10.62
  DISTRIBUTIONS (8/1/03-1/31/04)
  Dividend Income                       $0.1262


14 |  Past performance does not guarantee future results. | Semiannual Report

Performance Summary (CONTINUED)

PERFORMANCE
----------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH         1-YEAR        5-YEAR    INCEPTION (12/31/96)
----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +12.74%        +24.42%       +36.53%        +57.67%
  Average Annual Total Return 2          +6.25%        +17.27%        +5.18%         +5.75%
  Value of $10,000 Investment 3         $10,625        $11,727       $12,870        $14,860
  Avg. Ann. Total Return (12/31/03) 4                  +15.40%        +5.15%         +5.68%
----------------------------------------------------------------------------------------------------
  CLASS B                                                                       INCEPTION (12/1/03)
----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                                          +2.84%
  Aggregate Total Return 5                                                           -1.16%
  Value of $10,000 Investment 3                                                      $9,884
  Aggregate Total Return (12/31/03) 4, 5                                             -2.11%
----------------------------------------------------------------------------------------------------
  CLASS C                               6-MONTH         1-YEAR        5-YEAR    INCEPTION (12/31/96)
----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +12.39%        +23.59%       +31.55%        +48.55%
  Average Annual Total Return 2         +11.39%        +22.59%        +5.64%         +5.74%
  Value of $10,000 Investment 3         $11,139        $12,259       $13,155        $14,855
  Avg. Ann. Total Return (12/31/03) 4                  +19.28%        +5.41%         +5.54%
----------------------------------------------------------------------------------------------------
  CLASS R                                              6-MONTH        1-YEAR    INCEPTION (1/1/02)
----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +12.62%       +24.22%        +13.61%
  Average Annual Total Return 2                        +11.62%       +23.22%         +6.33%
  Value of $10,000 Investment 3                        $11,162       $12,322        $11,361
  Avg. Ann. Total Return (12/31/03) 4                                +21.18%         +6.11%


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


   Semiannual Report | Past performance does not guarantee future results.  | 15

ENDNOTES

THE FUND IS NON-DIVERSIFIED BECAUSE IT INVESTS IN SECURITIES OF A LIMITED NUMBER OF MUTUAL FUNDS. BECAUSE IT INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. GENERALLY, INVESTMENTS OFFERING POTENTIAL FOR HIGHER RETURNS ARE ACCOMPANIED BY A HIGHER DEGREE OF RISK. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. BONDS ARE AFFECTED BY CHANGES IN INTEREST RATES AND THE CREDITWORTHINESS OF THEIR ISSUERS. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THERE ARE OTHER RISKS PERTAINING TO SPECIFIC UNDERLYING FUNDS, SUCH AS USE OF COMPLEX SECURITIES OR THOSE INVOLVING INVESTMENTS IN SPECIALIZED INDUSTRY SECTORS, SUCH AS THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to no initial sales charge, but subject to 1% CDSC for shares redeemed within 12 months of investment. Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Aggregate total return represents the change in value of an investment since inception. Since Class B shares have existed for less than one year, average annual total returns are not provided.


16 |  Past performance does not guarantee future results. | Semiannual Report

Franklin Templeton
Growth Target Fund

YOUR FUND'S GOAL: Franklin Templeton Growth Target Fund seeks the highest level of long-term total return achievable at a higher level of risk.



[PIE CHART GRAPHIC OMITTED]
PLOT POINTS FOLLOW:
--------------------------------------------------------------------------------
Asset Allocation
Franklin Templeton Growth Target Fund
Based on Total Net Assets as of 1/31/04

Domestic Equity .............................   56.2%
Foreign Equity ..............................   23.5%
Domestic Fixed Income .......................   10.3%
Foreign Fixed Income ........................    4.7%
Short-Term Investments & Other Net Assets ...    5.3%
--------------------------------------------------------------------------------


We are pleased to bring you this semiannual report for Franklin Templeton Growth Target Fund, which covers the period ended January 31, 2004.

PERFORMANCE OVERVIEW

For the six months under review, Franklin Templeton Growth Target Fund - Class A posted a +16.26% cumulative total return, as shown in the Performance Summary beginning on page 21. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Composite Index (S&P 500) and the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index for equities, the Lehman Brothers U.S. Government/Credit


THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 38.


                                                         Semiannual Report  | 17

Index for fixed income, and the P&R 90 Day T-Bill for short-term investments and other net assets. For the reporting period, the benchmark returned 13.01%.1

ECONOMIC AND MARKET OVERVIEW

During the six months ended January 31, 2004, domestic economic recovery appeared to be on track. The annualized gross domestic product growth rate surged 8.2% in the third quarter of 2003 and rose 4.1% in the fourth quarter. The U.S. dollar's continued weakness, particularly against the euro, led to modest trade balance improvements. Business sentiment climbed in January 2004 to its highest level in nearly a decade; and business equipment spending, especially in information technology, rose in the third and fourth quarters of 2003. Consumer sentiment rose in January to its highest level since November 2000. Consumer spending, however, grew only modestly in fourth quarter 2003 compared with strong third-quarter spending, which was fueled by federal tax cuts, mortgage refinancing and auto-buying incentives. Slow wage growth, heavy indebtedness and lower wealth since 2000 despite recent stock market gains constrained consumer spending.

Lack of job growth remained a risk to the economy during the reporting period, and although the unemployment rate fell to 5.6% in January, this occurred mainly because of a labor force decline. At the Federal Reserve Board's (Fed's) January meeting, Fed policymakers indicated they would not raise interest rates until the job market improved meaningfully. Thus, they kept the federal funds target rate at 1.00%, and maintained a neutral stance with respect to future economic growth and inflation. However, the Fed said it "can be patient" about raising rates, which was different from previous statements. The change in wording caused mixed reaction among market analysts about when the Fed might begin raising rates.

During the period, equity markets continued a rally that began in March 2003. Data showing robust economic growth and improved revenue reports from corporate America seemed to increase investor confidence in the stock markets. The S&P 500 rose 15.22% for the six months under review, while the technology-heavy


1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is market capitalization-weighted and measures total returns of equity securities in developed markets in Europe, Australasia and the Far East. The Lehman Brothers U.S. Government/Credit Index includes U.S. Treasury or Agency issued securities and publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements. These include public obligations of the U.S. Treasury with remaining maturity of one year or more and publicly issued debt of U.S. governmental agencies, quasi-federal corporations, and corporate or foreign debt. The credit portion includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility, and finance, which includes both U.S. and non-U.S. corporations. The non-corporate sectors are sovereign, supranational, foreign agency, and foreign local government. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar-denominated and non-convertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day T-Bill is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The benchmark index's weightings are as follows: S&P 500 45%, MSCI EAFE 20%, Lehman Brothers U.S. Government/Credit Index 25% and P&R 90 Day T-Bill 10%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


18 |  Semiannual Report

Nasdaq Composite Index increased 19.43%.2 As economic data improved, some interest rates rose from their lows at the beginning of the period but eased toward period-end. The 10-year Treasury note started the period yielding 4.49% on July 31, 2003, reached a peak of 4.61% on September 2, 2003, then declined to 4.16% on January 31, 2004.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series increased the consistency of the Target Funds' results relative to each other. For your reference, Franklin Templeton Growth Target Fund seeks to maintain the following asset class allocations: 80% equity, 15% fixed income, and 5% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Growth Target Fund's domestic equity exposure was 70.6% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization size and investment style, and on January 31, 2004, we held shares in large-, mid- and small-capitalization equity funds, representing both value and growth styles. Franklin Small Cap Growth Fund II-Advisor Class, representing 21.2% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 68.6% of the Fund's total net assets, with the balance represented by foreign fixed income. Franklin Strategic Mortgage Portfolio was our largest fixed income fund weighting at 6.4% of total net assets.


TOP FIVE FUND HOLDINGS
Franklin Templeton Growth Target Fund
1/31/04
-----------------------------------------------
                                     % OF TOTAL
                                     NET ASSETS
-----------------------------------------------
  Franklin Small Cap Growth Fund II
  -Advisor Class                          21.2%
  Franklin Capital Growth Fund
  -Advisor Class                          14.4%
  Mutual Shares Fund
  -Class Z                                14.0%
  Mutual European Fund
  -Class Z                                11.5%
  Templeton Foreign Fund
  -Advisor Class                           8.1%
-----------------------------------------------

2. Source: Standard & Poor's Micropal. See footnote 1 for a description of the S&P 500. The Nasdaq Composite Index measures all domestic and international common stocks listed on The Nasdaq Stock Market. The index is market value-weighted and includes over 3,000 companies.


                                                         Semiannual Report  | 19

While domestic growth fund holdings such as Franklin Small Cap Growth Fund II -Advisor Class performed relatively better versus the S&P 500, domestic value fund holdings such as Mutual Shares Fund-Class Z slightly underperformed it. On the fixed income side, Templeton Global Bond Fund-Advisor Class underperformed the Lehman Brothers U.S. Government/Credit Index, and Franklin Strategic Income Fund-Advisor Class posted strong relative results, largely due to its greater weighting of high yield securities versus the Lehman Brothers index. However, some funds with higher quality securities, such as Franklin Strategic Mortgage Portfolio, underperformed the Lehman Brothers index during the period.

Thank you for your continued participation in Franklin Templeton Growth Target Fund. We look forward to serving your future investment needs.

[GRAPHIC OMITTED]
COFFEY PHOTO

/s/ T. Anthony Coffey, CFA
T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Growth Target Fund


THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


20 |  Semiannual Report

Performance Summary as of 1/31/04

FRANKLIN TEMPLETON GROWTH TARGET FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.


PRICE AND DISTRIBUTION INFORMATION
-------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           1/31/04          7/31/03
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.60            $12.06           $10.46
  DISTRIBUTIONS (8/1/03-1/31/04)
  Dividend Income                       $0.0983
-------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           1/31/04          12/1/03
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.23            $12.03           $11.80
  DISTRIBUTIONS (8/1/03-1/31/04)
  Dividend Income                       $0.1156
-------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           1/31/04          7/31/03
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.61            $11.99           $10.38
  DISTRIBUTIONS (8/1/03-1/31/04)
  Dividend Income                       $0.0284
-------------------------------------------------------------------------------------------------
  CLASS R                                               CHANGE           1/31/04          7/31/03
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.60            $12.00           $10.40
  DISTRIBUTIONS (8/1/03-1/31/04)
  Dividend Income                       $0.0839


   Semiannual Report |  Past performance does not guarantee future results. | 21

PERFORMANCE
-----------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH         1-YEAR         5-YEAR    INCEPTION (12/31/96)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +16.26%        +33.63%        +31.49%          +50.79%
  Average Annual Total Return 2          +9.56%        +25.89%         +4.38%           +5.09%
  Value of $10,000 Investment 3         $10,956        $12,589        $12,390          $14,212
  Avg. Ann. Total Return (12/31/03) 4                  +22.67%         +4.44%           +4.96%
-----------------------------------------------------------------------------------------------------
  CLASS B                                                                         INCEPTION (12/1/03)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                                             +2.95%
  Aggregate Total Return 5                                                              -1.05%
  Value of $10,000 Investment 3                                                         $9,895
  Aggregate Total Return (12/31/03) 4, 5                                                -2.25%
-----------------------------------------------------------------------------------------------------
  CLASS C                               6-MONTH         1-YEAR         5-YEAR     INCEPTION (12/31/96)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +15.79%        +32.51%        +26.66%          +43.29%
  Average Annual Total Return 2         +14.79%        +31.51%         +4.84%           +5.21%
  Value of $10,000 Investment 3         $11,479        $13,151        $12,666          $14,329
  Avg. Ann. Total Return (12/31/03) 4                  +26.74%         +4.70%           +4.95%
-----------------------------------------------------------------------------------------------------
  CLASS R                                              6-MONTH         1-YEAR     INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +16.21%        +33.25%          +11.67%
  Average Annual Total Return 2                        +15.21%        +32.25%           +5.45%
  Value of $10,000 Investment 3                        $11,521        $13,225          $11,167
  Avg. Ann. Total Return (12/31/03) 4                                 +28.84%           +5.07%


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


22 |  Past performance does not guarantee future results. | Semiannual Report

ENDNOTES

THE FUND IS NON-DIVERSIFIED BECAUSE IT INVESTS IN SECURITIES OF A LIMITED NUMBER OF MUTUAL FUNDS. BECAUSE IT INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. GENERALLY, INVESTMENTS OFFERING POTENTIAL FOR HIGHER RETURNS ARE ACCOMPANIED BY A HIGHER DEGREE OF RISK. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. BONDS ARE AFFECTED BY CHANGES IN INTEREST RATES AND THE CREDITWORTHINESS OF THEIR ISSUERS. FOREIGN INVESTING, ESPECIALLY IN EMERGING MARKETS, HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THERE ARE OTHER RISKS PERTAINING TO SPECIFIC UNDERLYING FUNDS, SUCH AS USE OF COMPLEX SECURITIES OR THOSE INVOLVING INVESTMENTS IN SPECIALIZED INDUSTRY SECTORS, SUCH AS THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to no initial sales charge, but subject to 1% CDSC for shares redeemed within 12 months of investment. Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Aggregate total return represents the change in value of an investment since inception. Since Class B shares have existed for less than one year, average annual total returns are not provided.


  Semiannual Report | Past performance does not guarantee future results.  |  23

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                -------------------------------------------------------------------------
                                                SIX MONTHS ENDED
                                                JANUARY 31, 2004                     YEAR ENDED JULY 31,
CLASS A                                            (UNAUDITED)       2003        2002        2001        2000        1999
                                                -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............    $10.91      $10.23      $11.30      $12.13      $10.73      $11.00
                                                      -------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................       .14         .23         .31         .54         .58         .41
 Net realized and unrealized gains (losses) .......       .95         .69        (.95)       (.47)       1.41        (.08)
                                                      -------------------------------------------------------------------
Total from investment operations ..................      1.09         .92        (.64)        .07        1.99         .33
                                                      -------------------------------------------------------------------
Less distributions from:
 Net investment income ............................      (.15)       (.24)       (.34)       (.56)       (.53)       (.41)
 Net realized gains ...............................        --          --        (.09)       (.34)       (.06)       (.19)
                                                      -------------------------------------------------------------------
Total distributions ...............................      (.15)       (.24)       (.43)       (.90)       (.59)       (.60)
                                                      -------------------------------------------------------------------
Net asset value, end of period ....................    $11.85      $10.91      $10.23      $11.30      $12.13      $10.73
                                                      ===================================================================
Total return b ....................................     10.05%       8.99%      (5.74)%       .58%      18.77%       3.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................   $97,905     $64,409     $35,991     $26,523     $18,050     $14,850
Ratios to average net assets:
 Expenses .........................................       .92% c      .91%        .96%        .92%        .98%        .75%
 Expenses excluding waiver and payments by
 affiliate ........................................       .92% c      .91%        .96%        .92%        .99%        .83%
 Net investment income ............................      2.44% c     2.21%       2.86%       4.61%       4.95%       3.83%
Portfolio turnover rate ...........................       .77%      18.03%       5.75%      44.98%     103.79%     218.87%


a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.


24 |  Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONTINUED)

                                                              -----------
                                                                PERIOD
                                                                 ENDED
                                                              JANUARY 31,
                                                                 2004 C
CLASS B                                                       (UNAUDITED)
                                                              -----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ........................    $11.67
                                                                 ------
Income from investment operations:
 Net investment income a ....................................       .02
 Net realized and unrealized gains (losses) .................       .26
                                                                 ------
Total from investment operations ............................       .28
                                                                 ------
Less distributions from net investment income ...............      (.11)
                                                                 ------
Net asset value, end of period ..............................    $11.84
                                                                 ======
Total return b ..............................................      2.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........................      $667
Ratios to average net assets:
 Expenses ...................................................      1.67%d
 Net investment income ......................................      1.69%d
Portfolio turnover rate .....................................       .77%


a Based on average daily shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period December 1, 2003 (effective date) to January 31, 2004.
d Annualized.


                                                         Semiannual Report  | 25

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONTINUED)

                                                -------------------------------------------------------------------------
                                                SIX MONTHS ENDED
                                                JANUARY 31, 2004                     YEAR ENDED JULY 31,
CLASS C                                            (UNAUDITED)       2003        2002        2001        2000        1999
                                                -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............    $10.80      $10.14      $11.20      $12.03      $10.65      $10.92
Income from investment operations:
 Net investment income a ..........................       .10         .15         .23         .44         .50         .33
 Net realized and unrealized gains (losses) .......       .94         .67        (.94)       (.46)       1.39        (.08)
                                                      -------------------------------------------------------------------
Total from investment operations ..................      1.04         .82        (.71)       (.02)       1.89         .25
                                                      -------------------------------------------------------------------
Less distributions from:
 Net investment income ............................      (.11)       (.16)       (.26)       (.47)       (.45)       (.33)
 Net realized gains ...............................        --          --        (.09)       (.34)       (.06)       (.19)
                                                      -------------------------------------------------------------------
Total distributions ...............................      (.11)       (.16)       (.35)       (.81)       (.51)       (.52)
                                                      -------------------------------------------------------------------
Net asset value, end of period ....................    $11.73      $10.80      $10.14      $11.20      $12.03      $10.65
                                                      ===================================================================
Total return b ....................................      9.62%       8.20%      (6.48)%      (.16)%     17.88%       2.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................   $46,130     $32,344     $22,436     $17,340     $12,548     $10,611
Ratios to average net assets:
 Expenses .........................................      1.67% c     1.66%       1.70%       1.67%       1.71%       1.50%
 Expenses excluding waiver and payments by
   affiliate ......................................      1.67% c     1.66%       1.70%       1.67%       1.72%       1.58%
 Net investment income ............................      1.69% c     1.46%       2.15%       3.83%       4.24%       3.13%
Portfolio turnover rate ...........................       .77%      18.03%       5.75%      44.98%     103.79%     218.87%


a Based on average daily shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.


26 |  Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONTINUED)

                                                                 -----------------------------------------
                                                                 SIX MONTHS ENDED          YEAR ENDED
                                                                 JANUARY 31, 2004           JULY 31,
CLASS R                                                             (UNAUDITED)        2003         2002 D
                                                                 -----------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............................    $10.89          $10.23        $10.89
                                                                     ------------------------------------
Income from investment operations:
 Net investment income a ........................................       .13             .19           .12
 Net realized and unrealized gains (losses) .....................       .95             .69          (.70)
                                                                     ------------------------------------
Total from investment operations ................................      1.08             .88          (.58)
                                                                     ------------------------------------
Less distributions from net investment income ...................      (.14)           (.22)         (.08)
                                                                     ------------------------------------
Net asset value, end of period ..................................    $11.83          $10.89        $10.23
                                                                     ====================================
Total return b ..................................................      9.92%           8.79%        (5.38)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............................    $7,629          $5,718          $543
Ratios to average net assets:
 Expenses .......................................................      1.17% c         1.16%         1.21% c
 Net investment income ..........................................      2.19% c         1.96%         1.93% c
Portfolio turnover rate .........................................       .77%          18.03%         5.75%


a Based on average daily shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.
d For the period January 1, 2002 (effective date) to July 31, 2002.


                    Semiannual Report | See notes to financial statements.  | 27

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                                    SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
  MUTUAL FUNDS (NOTE 1) 99.7%
  CASH EQUIVALENTS 19.9%
a Franklin Institutional Fiduciary Trust Money Market Portfolio ...........................    30,396,267     $ 30,396,267
                                                                                                              ------------
  DOMESTIC EQUITY 27.9%
  Franklin Capital Growth Fund, Advisor Class .............................................     1,069,416       11,293,032
  Franklin Real Estate Securities Fund, Advisor Class .....................................       160,747        3,594,307
b Franklin Small Cap Growth Fund II, Advisor Class ........................................     1,448,885       16,213,028
b Franklin Technology Fund, Advisor Class .................................................       245,888        1,177,804
  Mutual Shares Fund, Class Z .............................................................       483,636       10,228,906
                                                                                                              ------------
                                                                                                                42,507,077
                                                                                                              ------------
  DOMESTIC FIXED INCOME 28.0%
  Franklin Strategic Income Fund, Advisor Class ...........................................       548,955        5,692,663
c Franklin Strategic Mortgage Portfolio ...................................................     2,641,491       26,520,573
  Franklin Total Return Fund, Advisor Class ...............................................     1,018,244       10,437,005
                                                                                                              ------------
                                                                                                                42,650,241
                                                                                                              ------------
  FOREIGN EQUITY 11.8%
  Franklin Gold & Precious Metals Fund, Advisor Class .....................................       155,222        2,790,885
  Mutual European Fund, Class Z ...........................................................       511,038        8,672,307
  Templeton Foreign Fund, Advisor Class ...................................................       595,466        6,472,719
                                                                                                              ------------
                                                                                                                17,935,911
                                                                                                              ------------
  FOREIGN FIXED INCOME 12.1%
  Templeton Global Bond Fund, Advisor Class ...............................................     1,815,930       18,395,367
                                                                                                              ------------
  TOTAL INVESTMENTS (COST $138,877,016) 99.7% .............................................                    151,884,863
  OTHER ASSETS, LESS LIABILITIES .3% ......................................................                        445,438
                                                                                                              ------------
  NET ASSETS 100.0% .......................................................................                   $152,330,301
                                                                                                              ============


a See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust
  Money Market Portfolio.
b Non-income producing.
c See Note 6 regarding investments in underlying funds.


28 |  See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                -------------------------------------------------------------------------
                                                SIX MONTHS ENDED
                                                JANUARY 31, 2004                     YEAR ENDED JULY 31,
CLASS A                                            (UNAUDITED)       2003        2002        2001        2000        1999
                                                -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............     $10.64      $ 9.83      $11.31      $12.83      $10.44      $10.77
Income from investment operations:
 Net investment income a .........................        .13         .19         .26         .47         .51         .33
 Net realized and unrealized gains (losses) ......       1.22         .81       (1.31)      (1.48)       2.35        (.17)
                                                     --------------------------------------------------------------------
Total from investment operations .................       1.35        1.00       (1.05)      (1.01)       2.86         .16
                                                     --------------------------------------------------------------------
Less distributions from:
 Net investment income ...........................       (.14)       (.19)       (.29)       (.51)       (.47)       (.31)
 Net realized gains ..............................         --          --        (.14)         -- d        --        (.18)
                                                     --------------------------------------------------------------------
Total distributions ..............................       (.14)       (.19)       (.43)       (.51)       (.47)       (.49)
                                                     --------------------------------------------------------------------
Net asset value, end of period ...................     $11.85      $10.64      $ 9.83      $11.31      $12.83      $10.44
                                                     ====================================================================
Total return b ...................................      12.74%      10.47%      (9.69)%     (8.05)%     27.79%       1.74%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................   $180,552    $121,617     $85,035     $70,810     $41,348     $28,694
Ratios to average net assets:
 Expenses ........................................        .94% c      .98%        .96%        .87%        .83%        .85%
 Net investment income ...........................       2.29% c     1.89%       2.46%       3.95%       4.20%       3.23%
Portfolio turnover rate ..........................        .66%      15.90%       8.88%      46.01%      85.78%     202.78%


a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.
d The fund made a capital gain distribution of $.003.


                                                         Semiannual Report  | 29

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND (CONTINUED)

                                                                  -----------
                                                                    PERIOD
                                                                     ENDED
                                                                  JANUARY 31,
                                                                     2004 C
CLASS B                                                           (UNAUDITED)
                                                                  -----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............................    $11.62
                                                                     ------
Income from investment operations:
 Net investment income a ........................................       .03
 Net realized and unrealized gains (losses) .....................       .30
                                                                     ------
Total from investment operations ................................       .33
                                                                     ------
Less distributions from net investment income ...................      (.11)
                                                                     ------
Net asset value, end of period ..................................    $11.84
                                                                     ======
Total return b ..................................................      2.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............................    $1,216
Ratios to average net assets:
 Expenses .......................................................      1.69% d
 Net investment income ..........................................      1.54% d
Portfolio turnover rate .........................................       .66%


a Based on average daily shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period December 1, 2003 (effective date) to January 31, 2004.
d Annualized.


30 |  Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND (CONTINUED)
                                                -------------------------------------------------------------------------
                                                SIX MONTHS ENDED
                                                JANUARY 31, 2004                     YEAR ENDED JULY 31,
CLASS C                                            (UNAUDITED)       2003        2002        2001        2000        1999
                                                -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............     $10.48      $ 9.69      $11.16      $12.67      $10.31      $10.65
                                                     --------------------------------------------------------------------
Income from investment operations:
 Net investment income a .........................        .09         .11         .19         .39         .41         .25
 Net realized and unrealized gains (losses) ......       1.21         .80       (1.31)      (1.48)       2.33        (.17)
                                                     --------------------------------------------------------------------
Total from investment operations .................       1.30         .91       (1.12)      (1.09)       2.74         .08
                                                     --------------------------------------------------------------------
Less distributions from:
 Net investment income ...........................       (.10)       (.12)       (.21)       (.42)       (.38)       (.24)
 Net realized gains ..............................         --          --        (.14)         -- d        --        (.18)
                                                     --------------------------------------------------------------------
Total distributions ..............................       (.10)       (.12)       (.35)       (.42)       (.38)       (.42)
                                                     --------------------------------------------------------------------
Net asset value, end of period ...................     $11.68      $10.48      $ 9.69      $11.16      $12.67      $10.31
                                                     ====================================================================
Total return b ...................................      12.39%       9.50%     (10.31)%     (8.69)%     26.84%        .88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                     $79,128     $56,341     $39,835     $41,535     $35,506     $24,419
Ratios to average net assets:
 Expenses ........................................       1.69% c     1.73%       1.71%       1.62%       1.57%       1.60%
 Net investment income ...........................       1.54% c     1.14%       1.77%       3.30%       3.40%       2.51%
Portfolio turnover rate ..........................        .66%      15.90%       8.88%      46.01%      85.78%     202.78%


a Based on average daily shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.
d The fund made a capital gain distribution of $.003.


                                                         Semiannual Report  | 31

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND (CONTINUED)

                                                                                    --------------------------------------
                                                                                    SIX MONTHS ENDED       YEAR ENDED
                                                                                    JANUARY 31, 2004         JULY 31,
CLASS R                                                                                (UNAUDITED)       2003       2002 D
                                                                                    --------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................      $10.62      $ 9.82      $10.79
                                                                                          -------------------------------
Income from investment operations:
 Net investment incomea .............................................................         .12         .13         .09
 Net realized and unrealized gains (losses) .........................................        1.22         .85        (.99)
                                                                                          -------------------------------
Total from investment operations ....................................................        1.34         .98        (.90)
                                                                                          -------------------------------
Less distributions from net investment income .......................................        (.13)       (.18)       (.07)
                                                                                          -------------------------------
Net asset value, end of period ......................................................      $11.83      $10.62      $ 9.82
                                                                                          ===============================
Total return b ......................................................................       12.62%      10.10%      (8.38)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................................................     $15,687     $10,989         $94
Ratios to average net assets:
 Expenses ...........................................................................        1.19% c     1.23%       1.21% c
 Net investment income ..............................................................        2.04% c     1.64%       1.53% c
Portfolio turnover rate .............................................................         .66%      15.90%       8.88%


a Based on average daily shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.
d For the period January 1, 2002 (effective date) to July 31, 2002.


32 |  See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON MODERATE TARGET FUND                                                        SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------------
  MUTUAL FUNDS (NOTE 1) 99.0%
  CASH EQUIVALENTS 10.1%
a   Franklin Institutional Fiduciary Trust Money Market Portfolio ..........................   27,809,932     $ 27,809,932
                                                                                                              ------------
    DOMESTIC EQUITY 37.7%
    Franklin Capital Growth Fund, Advisor Class ............................................    2,562,636       27,061,436
    Franklin Real Estate Securities Fund, Advisor Class ....................................      359,374        8,035,613
b   Franklin Small Cap Growth Fund II, Advisor Class .......................................    3,514,945       39,332,235
b,c Franklin Technology Fund, Advisor Class ................................................      891,198        4,268,840
    Mutual Shares Fund, Class Z ............................................................    1,212,089       25,635,676
                                                                                                              ------------
                                                                                                               104,333,800
                                                                                                              ------------
    DOMESTIC FIXED INCOME 24.3%
    Franklin Strategic Income Fund, Advisor Class ..........................................      864,291        8,962,694
c   Franklin Strategic Mortgage Portfolio ..................................................    4,149,070       41,656,663
    Franklin Total Return Fund, Advisor Class ..............................................    1,620,716       16,612,334
                                                                                                              ------------
                                                                                                                67,231,691
                                                                                                              ------------
    FOREIGN EQUITY 16.3%
    Franklin Gold & Precious Metals Fund, Advisor Class ....................................      409,706        7,366,509
    Mutual European Fund, Class Z ..........................................................    1,276,261       21,658,147
    Templeton Foreign Fund, Advisor Class ..................................................    1,490,697       16,203,875
                                                                                                              ------------
                                                                                                                45,228,531
                                                                                                              ------------
    FOREIGN FIXED INCOME 10.6%
    Templeton Global Bond Fund, Advisor Class ..............................................    2,887,985       29,255,290
                                                                                                              ------------
    TOTAL INVESTMENTS (COST $248,355,228) 99.0% ............................................                   273,859,244
    OTHER ASSETS, LESS LIABILITIES 1.0% ....................................................                     2,724,435
                                                                                                              ------------
    NET ASSETS 100.0% ......................................................................                  $276,583,679
                                                                                                              ============


a See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust
  Money Market Portfolio.
b Non-income producing.
c See Note 6 regarding investments in underlying funds.


                    Semiannual Report | See notes to financial statements.  | 33

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                -------------------------------------------------------------------------
                                                SIX MONTHS ENDED
                                                JANUARY 31, 2004                     YEAR ENDED JULY 31,
CLASS A                                            (UNAUDITED)       2003        2002        2001        2000        1999
                                                -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............    $10.46      $ 9.47      $11.64      $14.50      $11.01      $11.16
                                                     --------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................       .09         .08         .13         .38         .40         .28
 Net realized and unrealized gains (losses) .......      1.61        1.01       (2.01)      (2.80)       3.77         .11
Total from investment operations ..................      1.70        1.09       (1.88)      (2.42)       4.17         .39
Less distributions from:
 Net investment income ............................      (.10)       (.10)       (.13)       (.44)       (.39)       (.25)
 Net realized gains ...............................        --          --        (.16)         --        (.29)       (.29)
                                                     --------------------------------------------------------------------
Total distributions ...............................      (.10)       (.10)       (.29)       (.44)       (.68)       (.54)
                                                     --------------------------------------------------------------------
Net asset value, end of period ....................    $12.06      $10.46      $ 9.47      $11.64      $14.50      $11.01
                                                     ====================================================================
Total return b ....................................     16.26%      11.64%     (16.44)%    (16.94)%     38.55%       3.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................  $147,321     $99,432     $69,663     $67,186     $66,445     $40,839
Ratios to average net assets:
 Expenses .........................................       .86% c      .92%        .93%        .85%        .84%        .75%
 Expenses excluding waiver and payments by
 affiliate ........................................       .86% c      .92%        .93%        .85%        .85%        .86%
 Net investment income ............................      1.53% c      .84%       1.20%       2.98%       2.93%       2.61%
Portfolio turnover rate ...........................       .63%      21.87%      14.24%      59.41%      73.82%     207.65%


a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.


34 |  Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND (CONTINUED)

                                                              -----------
                                                                PERIOD
                                                                 ENDED
                                                              JANUARY 31,
                                                                 2004 C
CLASS B                                                       (UNAUDITED)
                                                              -----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................   $11.80
                                                               ------
Income from investment operations:
 Net investment income a ...................................      .01
 Net realized and unrealized gains (losses) ................      .34
                                                               ------
Total from investment operations ...........................      .35
                                                               ------
Less distributions from net investment income ..............     (.12)
                                                               ------
Net asset value, end of period .............................   $12.03
                                                               ------
Total return b .............................................     2.95%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........................     $480
Ratios to average net assets:
 Expenses ..................................................     1.61% d
 Net investment income .....................................      .78% d
Portfolio turnover rate ....................................      .63%


a Based on average daily shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period December 1, 2003 (effective date) to January 31, 2004.
d Annualized.


                                                         Semiannual Report  | 35

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS (CONTINUED)

FRANKLIN TEMPLETON GROWTH TARGET FUND (CONTINUED)

                                                -------------------------------------------------------------------------
                                                SIX MONTHS ENDED
                                                JANUARY 31, 2004                     YEAR ENDED JULY 31,
CLASS C                                            (UNAUDITED)       2003        2002        2001        2000        1999
                                                -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............    $10.38      $ 9.40      $11.58      $14.43      $10.92      $11.08
                                                     --------------------------------------------------------------------
Income from investment operations:
 Net investment incomea ...........................       .04         .01         .05         .29         .29         .21
 Net realized and unrealized gains (losses) .......      1.60        1.00       (1.99)      (2.79)       3.77         .10
                                                     --------------------------------------------------------------------
Total from investment operations ..................      1.64        1.01       (1.94)      (2.50)       4.06         .31
                                                     --------------------------------------------------------------------
Less distributions from:
 Net investment income ............................      (.03)       (.03)       (.08)       (.35)       (.26)       (.18)
 Net realized gains ...............................        --          --        (.16)         --        (.29)       (.29)
                                                     --------------------------------------------------------------------
Total distributions ...............................      (.03)       (.03)       (.24)       (.35)       (.55)       (.47)
                                                     --------------------------------------------------------------------
Net asset value, end of period ....................    $11.99      $10.38      $ 9.40      $11.58      $14.43      $10.92
                                                     ====================================================================
Total return b ....................................     15.79%      10.74%     (17.00)%    (17.57)%     37.64%       3.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................   $56,967     $40,829     $31,255     $37,884     $38,666     $21,902
Ratios to average net assets:
 Expenses .........................................      1.61% c     1.67%       1.68%       1.60%       1.59%       1.50%
 Expenses excluding waiver and payments by
 affiliate ........................................      1.61% c     1.67%       1.68%       1.60%       1.60%       1.61%
 Net investment income ............................       .78% c      .09%        .50%       2.24%       2.16%       2.00%
Portfolio turnover rate ...........................       .63%      21.87%      14.24%      59.41%      73.82%     207.65%


a Based on average daily shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.


32 |  Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND (CONTINUED)

                                                                                     -------------------------------------
                                                                                     SIX MONTHS ENDED       YEAR ENDED
                                                                                     JANUARY 31, 2004        JULY 31,
CLASS R                                                                                 (UNAUDITED)      2003       2002 D
                                                                                     -------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................................................    $10.40      $ 9.46      $10.95
                                                                                           ------------------------------
Income from investment operations:
 Net investment income a ..............................................................       .07         .05         .01
 Net realized and unrealized gains (losses) ...........................................      1.61        1.00       (1.50)
                                                                                           ------------------------------
Total from investment operations ......................................................      1.68        1.05       (1.49)
                                                                                           ------------------------------
Less distributions from net investment income .........................................      (.08)       (.11)         --
                                                                                           ------------------------------
Net asset value, end of period ........................................................    $12.00      $10.40      $ 9.46
                                                                                           ==============================
Total return b ........................................................................     16.21%      11.11%     (13.52)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................................................    $8,966      $5,567        $141
Ratios to average net assets:
 Expenses .............................................................................      1.11% c     1.17%       1.18% c
 Net investment income ................................................................      1.28% c      .59%        .18% c
Portfolio turnover rate ...............................................................       .63%      21.87%      14.24%


a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.
d For the period January 1, 2002 (effective date) to July 31, 2002.


                    Semiannual Report | See notes to financial statements.  | 37

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON GROWTH TARGET FUND                                                           SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------
    MUTUAL FUNDS (NOTE 1) 99.6%
    CASH EQUIVALENTS 4.9%
a   Franklin Institutional Fiduciary Trust Money Market Portfolio ..........................    10,385,359    $ 10,385,359
                                                                                                              ------------
    DOMESTIC EQUITY 56.2%
    Franklin Capital Growth Fund, Advisor Class ............................................     2,914,771      30,779,979
    Franklin Real Estate Securities Fund, Advisor Class ....................................       418,570       9,359,228
b   Franklin Small Cap Growth Fund II, Advisor Class .......................................     4,054,404      45,368,785
b,c Franklin Technology Fund, Advisor Class ................................................       985,515       4,720,615
    Mutual Shares Fund, Class Z ............................................................     1,415,676      29,941,554
                                                                                                              ------------
                                                                                                               120,170,161
                                                                                                              ------------
    DOMESTIC FIXED INCOME 10.3%
    Franklin Strategic Income Fund, Advisor Class ..........................................       270,985       2,810,115
    Franklin Strategic Mortgage Portfolio ..................................................     1,372,635      13,781,260
    Franklin Total Return Fund, Advisor Class ..............................................       534,674       5,480,410
                                                                                                              ------------
                                                                                                                22,071,785
                                                                                                              ------------
    FOREIGN EQUITY 23.5%
    Franklin Gold & Precious Metals Fund, Advisor Class ....................................       464,038       8,343,399
    Mutual European Fund, Class Z ..........................................................     1,444,325      24,510,191
    Templeton Foreign Fund, Advisor Class ..................................................     1,590,004      17,283,346
                                                                                                              ------------
                                                                                                                50,136,936
                                                                                                              ------------
    FOREIGN FIXED INCOME 4.7%
    Templeton Global Bond Fund, Advisor Class ..............................................     1,000,377      10,133,814
                                                                                                              ------------
    TOTAL INVESTMENTS (COST $189,821,127) 99.6% ............................................                   212,898,055
    OTHER ASSETS, LESS LIABILITIES .4% .....................................................                       836,270
                                                                                                              ------------
    NET ASSETS 100.0% ......................................................................                  $213,734,325
                                                                                                              ============


a See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust
  Money Market Portfolio.
b Non-income producing.
c See Note 6 regarding investments in underlying funds.


38 |  See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2004 (unaudited)

                                                                             ---------------------------------------------
                                                                               FRANKLIN        FRANKLIN        FRANKLIN
                                                                               TEMPLETON       TEMPLETON       TEMPLETON
                                                                             CONSERVATIVE      MODERATE         GROWTH
                                                                              TARGET FUND     TARGET FUND     TARGET FUND
                                                                             ---------------------------------------------
Assets:
 Investments in securities:
  Cost ...................................................................   $138,877,016     $248,355,228    $189,821,127
                                                                             =============================================
  Value ..................................................................    151,884,863      273,859,244     212,898,055
 Receivables:
  Capital shares sold ....................................................      1,130,767        3,584,156       1,406,300
                                                                             ---------------------------------------------
      Total assets .......................................................    153,015,630      277,443,400     214,304,355
                                                                             ---------------------------------------------
Liabilities:
 Payables:
  Capital shares redeemed ................................................        490,364          452,549         297,073
  Affiliates .............................................................        165,098          263,902         198,233
  Shareholders ...........................................................          9,504           26,883          33,120
  Unaffiliated transfer agent fees .......................................          3,174          103,174          19,771
 Other liabilities .......................................................         17,189           13,213          21,833
                                                                             ---------------------------------------------
      Total liabilities ..................................................        685,329          859,721         570,030
                                                                             ---------------------------------------------
       Net assets, at value ..............................................   $152,330,301     $276,583,679    $213,734,325
                                                                             =============================================
Net assets consist of:
 Undistributed net investment income .....................................   $    128,654     $    154,578    $    (60,976)
 Net unrealized appreciation (depreciation) ..............................     13,007,847       25,504,016      23,076,928
 Accumulated net realized gain (loss) ....................................     (2,089,005)      (5,505,900)    (10,416,016)
 Capital shares ..........................................................    141,282,805      256,430,985     201,134,389
                                                                             ---------------------------------------------
       Net assets, at value ..............................................   $152,330,301     $276,583,679    $213,734,325
                                                                             =============================================


                                                         Semiannual Report  | 39

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
January 31, 2004 (unaudited)

                                                                              --------------------------------------------
                                                                               FRANKLIN        FRANKLIN        FRANKLIN
                                                                               TEMPLETON       TEMPLETON       TEMPLETON
                                                                             CONSERVATIVE      MODERATE         GROWTH
                                                                              TARGET FUND     TARGET FUND     TARGET FUND
                                                                              --------------------------------------------
CLASS A:
 Net assets, at value .....................................................   $97,904,572     $180,552,212    $147,320,847
                                                                              --------------------------------------------
 Shares outstanding .......................................................     8,262,714       15,233,483      12,217,502
                                                                              --------------------------------------------
 Net asset value per share a ..............................................        $11.85           $11.85          $12.06
                                                                              --------------------------------------------
 Maximum offering price per share (net asset value per share / 94.25%) ....        $12.57           $12.57          $12.80
                                                                              --------------------------------------------
CLASS B:
 Net assets, at value .....................................................   $   667,025     $  1,215,615    $    480,419
                                                                              --------------------------------------------
 Shares outstanding .......................................................        56,344          102,634          39,940
                                                                              --------------------------------------------
 Net asset value and maximum offering price per share a ...................        $11.84           $11.84          $12.03
                                                                              --------------------------------------------
CLASS C:
 Net assets, at value .....................................................   $46,129,847     $ 79,128,375    $ 56,966,695
                                                                              --------------------------------------------
 Shares outstanding .......................................................     3,933,566        6,774,147       4,750,969
                                                                              --------------------------------------------
 Net asset value and maximum offering price per share a ...................        $11.73           $11.68          $11.99
                                                                              --------------------------------------------
CLASS R:
 Net assets, at value .....................................................   $ 7,628,857     $ 15,687,477    $  8,966,364
                                                                              --------------------------------------------
 Shares outstanding .......................................................       645,113        1,326,266         747,327
                                                                              --------------------------------------------
 Net asset value and maximum offering price per share a ...................        $11.83           $11.83          $12.00
                                                                              --------------------------------------------


a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


40 |  See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the six months ended January 31, 2004 (unaudited)

                                                                              --------------------------------------------
                                                                                FRANKLIN         FRANKLIN      FRANKLIN
                                                                                TEMPLETON       TEMPLETON      TEMPLETON
                                                                              CONSERVATIVE       MODERATE       GROWTH
                                                                               TARGET FUND     TARGET FUND    TARGET FUND
                                                                              --------------------------------------------
Investment income:
 Dividends ...............................................................    $ 2,119,251      $ 3,696,250     $ 2,123,962
                                                                              --------------------------------------------
Expenses:
 Asset allocation fees (Note 3) ..........................................        123,023          254,219         208,480
 Distribution fees (Note 3)
  Class A ................................................................        100,022          183,587         150,439
  Class B ................................................................            477              758             296
  Class C ................................................................        196,920          337,281         241,127
  Class R ................................................................         16,434           34,668          18,706
 Transfer agent fees (Note 3) ............................................        222,946          442,620         252,181
 Reports to shareholders .................................................          4,923            8,295           8,182
 Registration and filing fees ............................................         59,684           65,868          58,673
 Professional fees .......................................................          9,718           11,182           9,367
 Trustees' fees and expenses .............................................            690            1,693           1,126
 Other ...................................................................          3,078            4,701           3,206
                                                                              --------------------------------------------
      Total expenses .....................................................        737,915        1,344,872         951,783
                                                                              --------------------------------------------
       Net investment income .............................................      1,381,336        2,351,378       1,172,179
                                                                              --------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ...............................       (657,310)      (1,699,432)     (1,332,784)
 Net unrealized appreciation (depreciation) on investments ...............     10,812,823       25,817,433      25,877,723
                                                                              --------------------------------------------
Net realized and unrealized gain (loss) ..................................     10,155,513       24,118,001      24,544,939
                                                                              --------------------------------------------
Net increase (decrease) in net assets resulting from operations ..........    $11,536,849      $26,469,379     $25,717,118
                                                                              ============================================


                    Semiannual Report | See notes to financial statements.  | 41

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended January 31, 2004 (unaudited) and the year ended July 31, 2003

                                                          FRANKLIN TEMPLETON                     FRANKLIN TEMPLETON
                                                       CONSERVATIVE TARGET FUND                 MODERATE TARGET FUND
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS ENDED      YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED
                                                   JANUARY 31, 2004   JULY 31, 2003       JANUARY 31, 2004   JULY 31, 2003
                                                   -----------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................   $  1,381,336    $  1,458,667         $    2,351,378    $  2,429,865
  Net realized gain (loss) from investments and
 distributions by underlying funds .................       (657,310)     (1,300,265)            (1,699,432)     (2,564,790)
  Net unrealized appreciation (depreciation) on
   investments .....................................     10,812,823       7,109,450             25,817,433      16,155,604
                                                       -------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ...................     11,536,849       7,267,852             26,469,379      16,020,679
 Distributions to shareholders from:
  Net investment income:
   Class A .........................................     (1,088,991)       (978,809)            (1,868,291)     (1,809,008)
   Class B .........................................           (792)             --                 (3,185)             --
   Class C .........................................       (374,729)       (386,024)              (599,050)       (527,698)
   Class R .........................................        (81,226)        (44,895)              (162,463)        (44,308)
                                                       -------------------------------------------------------------------
 Total distributions to shareholders ...............     (1,545,738)     (1,409,728)            (2,632,989)     (2,381,014)
 Capital share transactions: (Note 2)
   Class A .........................................     27,159,620      24,604,134             43,637,669      27,750,259
   Class B .........................................        666,676              --              1,214,373              --
   Class C .........................................     10,651,146       8,108,921             15,712,253      12,516,620
   Class R .........................................      1,390,711       4,929,632              3,236,117      10,075,694
                                                       -------------------------------------------------------------------
 Total capital share transactions ..................     39,868,153      37,642,687             63,800,412      50,342,573
      Net increase (decrease) in net assets ........     49,859,264      43,500,811             87,636,802      63,982,238
Net assets:
 Beginning of period ...............................    102,471,037      58,970,226            188,946,877     124,964,639
                                                       -------------------------------------------------------------------
 End of period .....................................   $152,330,301    $102,471,037           $276,583,679    $188,946,877
                                                       ===================================================================
Undistributed net investment income included
  in net assets:
  End of period ....................................   $    128,654    $    293,056         $      154,578    $    436,189
                                                       ===================================================================


42 |  Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the six months ended January 31, 2004 (unaudited) and the year ended July 31, 2003

                                                                                          --------------------------------
                                                                                                 FRANKLIN TEMPLETON
                                                                                                 GROWTH TARGET FUND
                                                                                          --------------------------------
                                                                                          SIX MONTHS ENDED    YEAR ENDED
                                                                                          JANUARY 31, 2004   JULY 31, 2003
                                                                                          --------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................................................    $  1,172,179    $    689,632
  Net realized gain (loss) from investments and distributions by underlying funds ........      (1,332,784)     (6,860,671)
  Net unrealized appreciation (depreciation) on investments ..............................      25,877,723      20,265,992
                                                                                              ----------------------------
      Net increase (decrease) in net assets resulting from operations ....................      25,717,118      14,094,953
 Distributions to shareholders from:
  Net investment income:
   Class A ...............................................................................      (1,106,815)       (779,346)
   Class B ...............................................................................          (1,197)             --
   Class C ...............................................................................        (126,008)        (93,410)
   Class R ...............................................................................         (60,735)        (23,036)
                                                                                              ----------------------------
 Total distributions to shareholders .....................................................      (1,294,755)       (895,792)
 Capital share transactions: (Note 2)
   Class A ...............................................................................      31,251,371      20,819,694
   Class B ...............................................................................         480,305              --
   Class C ...............................................................................       9,399,139       5,923,783
   Class R ...............................................................................       2,352,966       4,826,890
                                                                                              ----------------------------
 Total capital share transactions ........................................................      43,483,781      31,570,367
      Net increase (decrease) in net assets ..............................................      67,906,144      44,769,528
Net assets:
 Beginning of period .....................................................................     145,828,181     101,058,653
                                                                                              ----------------------------
 End of period ...........................................................................    $213,734,325    $145,828,181
                                                                                              ============================
Undistributed net investment income included in net assets:
 End of period ...........................................................................    $    (60,976)   $     61,600
                                                                                              ============================


                    Semiannual Report | See notes to financial statements.  | 43

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of five separate series. All funds included in this report (the Funds) are non-diversified. The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds). The Funds seek the highest level of long-term total return that is consistent with an acceptable level of risk.

The following summarizes the Funds' significant accounting policies.

a. Security Valuation

Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

b. Income Taxes

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. Security Transactions, Investment Income, Expenses and Distributions

Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


44 |  Semiannual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST

The Funds offer four classes of shares: Class A, Class B, Class C and Class R. Effective December 1, 2003, the Funds began offering a new class of shares, Class B. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At January 31, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:

                                          -----------------------------------------------------------
                                             FRANKLIN TEMPLETON                FRANKLIN TEMPLETON
                                          CONSERVATIVE TARGET FUND            MODERATE TARGET FUND
                                          -----------------------------------------------------------
                                           SHARES         AMOUNT             SHARES        AMOUNT
                                          -----------------------------------------------------------
CLASS A SHARES:
Six months ended January 31, 2004
 Shares sold ..........................   3,226,253    $ 37,055,500         4,637,218    $ 53,142,139
 Shares issued in reinvestment of
 distributions ........................      90,872       1,049,078           160,185       1,840,190
 Shares redeemed ......................    (957,820)    (10,944,958)         (994,394)    (11,344,660)
                                          -----------------------------------------------------------
 Net increase (decrease) ..............   2,359,305    $ 27,159,620         3,803,009    $ 43,637,669
                                          -----------------------------------------------------------
Year ended July 31, 2003
 Shares sold ..........................   3,707,449    $ 38,341,265         4,821,511    $ 47,982,378
 Shares issued in reinvestment of
 distributions ........................      91,504         944,989           181,352       1,786,613
 Shares redeemed ......................  (1,412,210)    (14,682,120)       (2,227,119)    (22,018,732)
                                          -----------------------------------------------------------
 Net increase (decrease) ..............   2,386,743    $ 24,604,134         2,775,744    $ 27,750,259
                                          ===========================================================
CLASS B SHARES:
Period ended January 31, 2004 a
 Shares sold ..........................      56,702    $    670,977           102,368    $  1,211,281
 Shares issued in reinvestment of
 distributions ........................          60             699               266           3,092
 Shares redeemed ......................        (418)         (5,000)               --              --
                                          -----------------------------------------------------------
 Net increase (decrease) ..............      56,344    $    666,676           102,634    $  1,214,373
                                          ===========================================================
CLASS C SHARES:
Six months ended January 31, 2004
 Shares sold ..........................   1,316,313    $ 14,953,246         1,708,188    $ 19,170,884
 Shares issued in reinvestment of
 distributions ........................      28,045         321,198            45,636         519,087
 Shares redeemed ......................    (406,148)     (4,623,298)         (353,427)     (3,977,718)
                                          -----------------------------------------------------------
 Net increase (decrease) ..............     938,210    $ 10,651,146         1,400,397    $ 15,712,253
                                          ===========================================================
Year ended July 31, 2003
 Shares sold ..........................   1,593,387    $ 16,404,129         2,071,724    $ 20,403,614
 Shares issued in reinvestment of
 distributions ........................      32,636         331,999            45,364         438,554
 Shares redeemed ......................    (844,205)     (8,627,207)         (855,493)     (8,325,548)
                                          -----------------------------------------------------------
 Net increase (decrease) ..............     781,818    $  8,108,921         1,261,595    $ 12,516,620
                                          ===========================================================


                                                         Semiannual Report  | 45

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)


                                          -----------------------------------------------------------
                                             FRANKLIN TEMPLETON                FRANKLIN TEMPLETON
                                          CONSERVATIVE TARGET FUND            MODERATE TARGET FUND
                                          -----------------------------------------------------------
                                            SHARES         AMOUNT             SHARES        AMOUNT
                                          -----------------------------------------------------------
CLASS R SHARES:
Six months ended January 31, 2004
 Shares sold ...........................    219,198     $ 2,525,215           466,178     $ 5,256,958
 Shares issued in reinvestment of
 distributions .........................      7,041          81,182            14,142         162,338
 Shares redeemed .......................   (106,211)     (1,215,686)         (188,778)     (2,183,179)
                                           ----------------------------------------------------------
 Net increase (decrease) ...............    120,028     $ 1,390,711           291,542     $ 3,236,117
                                           ==========================================================
Year ended July 31, 2003
 Shares sold ...........................    503,335     $ 5,266,539         1,419,315     $13,943,894
 Shares issued in reinvestment of
 distributions .........................      4,288          44,690             4,406          44,126
 Shares redeemed .......................    (35,617)       (381,597)         (398,610)     (3,912,326)
                                           ----------------------------------------------------------
 Net increase (decrease) ...............    472,006     $ 4,929,632         1,025,111     $10,075,694
                                           ==========================================================

                                                     ---------------------------
                                                         FRANKLIN TEMPLETON
                                                         GROWTH TARGET FUND
                                                     ---------------------------
                                                        SHARES        AMOUNT
                                                     ---------------------------
CLASS A SHARES:
Six months ended January 31, 2004
 Shares sold ......................................   3,643,275    $ 41,889,213
 Shares issued in reinvestment of distributions ...      92,118       1,084,234
 Shares redeemed ..................................  (1,028,103)    (11,722,076)
                                                     --------------------------
 Net increase (decrease) ..........................   2,707,290    $ 31,251,371
                                                     ==========================
Year ended July 31, 2003
 Shares sold ......................................   4,205,371    $ 40,151,450
 Shares issued in reinvestment of distributions ...      82,488         766,310
 Shares redeemed ..................................  (2,132,910)    (20,098,066)
                                                     --------------------------
 Net increase (decrease) ..........................   2,154,949    $ 20,819,694
                                                     ==========================
CLASS B SHARES:
Period ended January 31, 2004 a
 Shares sold ......................................      39,850    $    479,252
 Shares issued in reinvestment of distributions ...          90           1,053
 Shares redeemed ..................................          --              --
                                                     --------------------------
 Net increase (decrease) ..........................      39,940    $    480,305
                                                     ==========================
CLASS C SHARES:
Six months ended January 31, 2004
 Shares sold ......................................   1,266,820    $ 14,434,687
 Shares issued in reinvestment of distributions ...       9,938         116,372
 Shares redeemed ..................................    (460,787)     (5,151,920)
                                                     --------------------------
 Net increase (decrease) ..........................     815,971    $  9,399,139
                                                     ==========================
Year ended July 31, 2003
 Shares sold ......................................   1,530,406    $ 14,414,068
 Shares issued in reinvestment of distributions ...       9,384          86,986
 Shares redeemed ..................................    (930,876)     (8,577,271)
                                                     --------------------------
 Net increase (decrease) ..........................     608,914    $  5,923,783
                                                     ==========================


46 |  Semiannual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                             ------------------------
                                                                                FRANKLIN TEMPLETON
                                                                                GROWTH TARGET FUND
                                                                             ------------------------
                                                                              SHARES        AMOUNT
                                                                             ------------------------
CLASS R SHARES:
Six months ended January 31, 2004
 Shares sold .............................................................    279,742     $ 3,124,709
 Shares issued in reinvestment of distributions ..........................      5,180          60,658
 Shares redeemed .........................................................    (72,629)       (832,401)
                                                                             ------------------------
 Net increase (decrease) .................................................    212,293     $ 2,352,966
                                                                             ========================
Year ended July 31, 2003
 Shares sold .............................................................    648,267     $ 6,010,864
 Shares issued in reinvestment of distributions ..........................      2,477          22,937
 Shares redeemed .........................................................   (130,564)     (1,206,911)
                                                                             ------------------------
 Net increase (decrease) .................................................    520,180     $ 4,826,890
                                                                             ========================

a For the period December 1, 2003 (effective date) to January 31, 2004.


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

-------------------------------------------------------------------------------
  ENTITY                                                  AFFILIATION
-------------------------------------------------------------------------------
  Franklin Advisers Inc. (Advisers)                       Investment manager
  Franklin Templeton Services LLC (FT Services)           Administrative manager
  Franklin/Templeton Distributors Inc. (Distributors)     Principal underwriter
  Franklin/Templeton Investor Services LLC
    (Investor Services)                                   Transfer agent

The Funds pay an asset allocation fee to Advisers of .25% per year of the average daily net assets of each fund.

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Funds reimburse Distributors up to .25%, 1.00%, 1.00%, and .50% per year of the average daily net assets of Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Funds' shares.


                                                         Semiannual Report  | 47

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the period as follows:

                                        --------------------------------------
                                          FRANKLIN     FRANKLIN      FRANKLIN
                                          TEMPLETON    TEMPLETON     TEMPLETON
                                        CONSERVATIVE   MODERATE       GROWTH
                                         TARGET FUND  TARGET FUND   TARGET FUND
                                        --------------------------------------
Net commissions paid ...................   $189,219     $286,401      $231,387
Contingent deferred sales charges ......    $ 9,985      $ 4,006       $ 4,355

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were paid to Investor Services:

                                        --------------------------------------
                                          FRANKLIN     FRANKLIN      FRANKLIN
                                          TEMPLETON    TEMPLETON     TEMPLETON
                                        CONSERVATIVE   MODERATE       GROWTH
                                         TARGET FUND  TARGET FUND   TARGET FUND
                                        --------------------------------------
Transfer agent fees ....................   $195,455     $273,586      $198,351


4. INCOME TAXES

At July 31, 2003, the Funds had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

                                        --------------------------------------
                                         FRANKLIN      FRANKLIN     FRANKLIN
                                         TEMPLETON     TEMPLETON    TEMPLETON
                                        CONSERVATIVE    MODERATE      GROWTH
                                        TARGET FUND   TARGET FUND  TARGET FUND
                                        --------------------------------------
Capital loss carryovers expiring in:
 2010 ..................................   $ 61,769   $  979,398    $1,668,758
 2011 ..................................    483,682    1,014,315       697,564
                                        --------------------------------------
                                           $545,451   $1,993,713    $2,366,322
                                        ======================================

At July 31, 2003, the Funds had deferred capital losses occurring subsequent to October 31, 2002. For tax purposes, such losses will be reflected in the year ending July 31, 2004.
                            ---------------------------------------
                              FRANKLIN     FRANKLIN      FRANKLIN
                              TEMPLETON    TEMPLETON     TEMPLETON
                            CONSERVATIVE   MODERATE       GROWTH
                             TARGET FUND  TARGET FUND   TARGET FUND
                            ---------------------------------------
                               $696,706    $1,453,541   $5,127,482


48 |  Semiannual Report

Franklin Templeton Fund Allocator Series

4. INCOME TAXES (CONTINUED)


At January 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                               ---------------------------------------------
                                                  FRANKLIN        FRANKLIN        FRANKLIN
                                                  TEMPLETON       TEMPLETON       TEMPLETON
                                                CONSERVATIVE      MODERATE         GROWTH
                                                 TARGET FUND     TARGET FUND     TARGET FUND
                                               ---------------------------------------------
Cost of investments ........................   $139,066,555     $248,714,443    $191,410,555
                                               ---------------------------------------------
Unrealized appreciation ....................     13,026,132       25,376,697      24,012,855
Unrealized depreciation ....................       (207,824)        (231,896)     (2,525,355)
                                               ---------------------------------------------
Net unrealized appreciation (depreciation) .   $ 12,818,308     $ 25,144,801    $ 21,487,500
                                               =============================================

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.


5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short-term securities) for the period ended January 31, 2004, were as follows:

                               ---------------------------------------------
                                FRANKLIN         FRANKLIN        FRANKLIN
                                TEMPLETON        TEMPLETON      TEMPLETON
                               CONSERVATIVE       MODERATE        GROWTH
                               TARGET FUND      TARGET FUND     TARGET FUND
                               ---------------------------------------------
Purchases .................... $30,408,648      $53,876,965     $41,586,460
Sales ........................ $   760,000      $ 1,342,000     $ 1,052,000


6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At January 31, 2004, the Funds held the following positions which exceed 5% of the Underlying Fund's shares outstanding:

----------------------------------------------------------------
  NAME OF ISSUER                               % OF SHARES HELD
----------------------------------------------------------------

  FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
  Franklin Strategic Mortgage Portfolio              6.60%
  FRANKLIN TEMPLETON MODERATE TARGET FUND
  Franklin Strategic Mortgage Portfolio             10.36%
  Franklin Technology Fund, Advisor Class            6.35%
  FRANKLIN TEMPLETON GROWTH TARGET FUND
  Franklin Technology Fund, Advisor Class            7.02%


                                                         Semiannual Report  | 49

Franklin Templeton Fund Allocator Series

7. INVESTMENTS IN THE FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the asset allocation fees paid by the Sweep Money Fund.

The Funds earned dividend income from investment in the Sweep Money Fund for the period ended January 31, 2004 as follows:

                           ---------------------------------------
                              FRANKLIN     FRANKLIN     FRANKLIN
                              TEMPLETON    TEMPLETON    TEMPLETON
                            CONSERVATIVE   MODERATE      GROWTH
                             TARGET FUND  TARGET FUND  TARGET FUND
                           ---------------------------------------
                               $95,602      $90,113      $37,503

8. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Funds, in addition to other entities within Franklin Templeton Investments, including the Company and other funds, has been named in shareholder class actions related to the matter described above. The Funds' management believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Funds may be named in additional similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.


50 |  Semiannual Report

Franklin Templeton Fund Allocator Series

8. REGULATORY MATTERS (CONTINUED)

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against the Funds' investment adviser relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the Funds' management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Funds is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the Funds or their shareholders whole, as appropriate.


                                                         Semiannual Report  | 51

Franklin Templeton Fund Allocator Series

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.


52 |  Semiannual Report

Literature Request

For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds
Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund Franklin Money Fund 5, 6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund Franklin Strategic Mortgage Portfolio Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5, 6

LIMITED-TERM
FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia


INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 10


1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders as well as select retirement plans.
3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable. 8.Portfolio of insured municipal securities.
9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04                                          Not part of the semiannual report

[GRAPHIC OMITTED]
FRANKLIN TEMPLETON INVESTMENTS LOGO

One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Templeton
Fund Allocator Series

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Templeton Fund Allocator Series prospectus, which contains more complete information, including charges, expenses and risks.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


FAS S2004 03/04










[GRAPHIC OMITTED]


                                                 JANUARY 31, 2004
                                          --------------------------------------

                                              Franklin Templeton
                                              Corefolio Allocation Fund

                                              Franklin Templeton
                                              Founding Funds Allocation Fund



SEMIANNUAL REPORT AND SHAREHOLDER LETTER          ASSET ALLOCATION

                                                       Want to receive
                                                       this document
                                                       FASTER via email?

            FRANKLIN TEMPLETON                         Eligible shareholders can
           FUND ALLOCATOR SERIES                       sign up for eDelivery at
                                                       franklintempleton.com
                                                       See inside for details.




                  [FRANKLIN TEMPLETON INVESTMENTS LOGO OMITTED]

                      FRANKLIN o TEMPLETON o MUTUAL SERIES

                           Franklin Templeton Investments
                           GAIN FROM OUR PERSPECTIVE




                           Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE      Each of our portfolio management groups operates
                           autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                           FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

                           TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                           MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.



TRUE DIVERSIFICATION       Because our management groups work independently and
                           adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.



RELIABILITY YOU CAN TRUST  At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[BUILDING GRAPHIC OMITTED]

Not part of the semiannual report

                               Contents


SHAREHOLDER LETTER............................................1


SEMIANNUAL REPORT

Franklin Templeton Corefolio Allocation Fund .................3

Franklin Templeton Founding Funds Allocation Fund ............9


Financial Highlights and Statements of Investments ..........15

Financial Statements ........................................27

Notes to Financial Statements ...............................31

Proxy Voting Policies and Procedures ........................37


--------------------------------------------------------------------------------


Shareholder Letter


               Dear Shareholder:

               The reporting period ended January 31, 2004, showed signs of robust economic growth, rising consumer confidence, healthy retail sales and greater corporate earnings. These had positive implications for financial markets, and the major stock indexes rallied strongly. Most bond markets also had positive returns as Treasury bond prices generally rose. We think the economic recovery looks more durable and inflation should remain subdued, which should be positive for investors.

               Although future economic and market developments are impossible to predict, as an investor, you can follow certain basic principles in planning for future needs. First, investing for the long term is important so that you can better weather short-term market ups and downs. Second, by choosing a mutual fund that comprises a range of holdings, you can use diversification to help manage investment risk. You can further diffuse risk exposure by investing in different asset categories such as stocks and bonds. Third, it may make sense to follow a regular investment plan, also called dollar cost averaging, investing a certain amount of money monthly or quarterly. Remember, however, to consider your financial ability to continue purchases through times of low price levels or changing economic conditions before committing to such a strategy. Such a plan does not assure a profit and does not


               --------------------------------------------------------------


               EDELIVERY DETAILS

               Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

                    NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                                           Not part of the semiannual report | 1

-------------------------------------------
STATEMENT ON CURRENT
INDUSTRY ISSUES
-------------------------------------------
In our efforts to fulfill our ongoing com-mitment to provide you with timely and accurate information, we have prepared a statement on current industry issues as they pertain to Franklin Resources, Inc.
(Franklin Templeton Investments) and
our subsidiary companies. You can find
the most updated "Statement on Current
Industry Issues" and a detailed Q&A at
franklintempleton.com, or call us at
1-800/632-2301.

-------------------------------------------

          protect against loss in a declining market. As always, we encourage you to discuss your goals with your financial advisor who can address concerns about volatility and diversification, periodically review your overall portfolio and help you stay focused on the long term. We firmly believe that most people benefit from professional advice, and that advice is never more valuable than during a volatile market.

          The enclosed semiannual report for Franklin Templeton Fund Allocator Series comprises the inaugural reports for Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund. The Funds are designed to spread your investment across multiple asset classes and to automatically keep the allocations balanced. In the reports, the portfolio manager discusses market conditions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets move up and down, as do mutual fund share prices.

          If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely commentary from portfolio managers, and find helpful financial planning tools. We hope you will take advantage of these online services.

          We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.


          Sincerely,

          /s/Charles B. Johnson

          Charles B. Johnson
          Chairman
          Franklin Templeton Fund Allocator Series


          THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JANUARY 31, 2004. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT HAVE BEEN OBTAINED FROM SOURCES CONSIDERED RELIABLE.

2 | Not part of the semiannual report

Semiannual Report


Franklin Templeton Corefolio Allocation Fund


YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Templeton Corefolio Allocation Fund seeks capital appreciation through investments in an equally weighted combination of Franklin Growth Fund, Franklin Capital Growth Fund, Mutual Shares Fund and Templeton Growth Fund.


               This inaugural semiannual report for Franklin Templeton Corefolio Allocation Fund covers the period since inception on August 15, 2003, through January 31, 2004.


               PERFORMANCE OVERVIEW

               Franklin Templeton Corefolio Allocation Fund - Class A posted a +12.46% cumulative total return, as shown in the Performance Summary beginning on page 6, for the period since inception on August 15, 2003, through January 31, 2004. The Fund underperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Composite Index (S&P
               500) and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the benchmark returned 15.18%.1


               ECONOMIC AND MARKET OVERVIEW

               During the period ended January 31, 2004, domestic economic recovery appeared to be on track. The annualized gross domestic product growth rate surged 8.2% in the third quarter of 2003 and rose 4.1% in the fourth quarter. The U.S. dollar's continued weakness, particularly against the euro, led to modest trade balance improvements. Business sentiment climbed in January 2004 to its highest level in nearly a decade; and business equipment spending, especially in information technology, rose in the third and fourth quarters of 2003. Consumer sentiment rose in January to its highest level since November 2000. Consumer spending, however,


               1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is market capitalization-weighted and measures total returns of equity securities in developed markets globally. The benchmark index's weightings are as follows: S&P 500 75% and MSCI World Index 25%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

               THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 20.

                                                           Semiannual Report | 3
               grew only modestly in fourth quarter 2003 compared with strong third-quarter spending, which was fueled by federal tax cuts, mortgage refinancing and auto-buying incentives. Slow wage growth, heavy indebtedness and lower wealth since 2000 despite recent stock market gains constrained consumer spending.

               Lack of job growth remained a risk to the economy during the reporting period, and although the unemployment rate fell to 5.6% in January, this occurred mainly because of a labor force decline. At the Federal Reserve Board's (Fed's) January meeting, Fed policymakers indicated they would not raise interest rates until the job market improved meaningfully. Thus, they kept the federal funds target rate at 1.00%, and maintained a neutral stance with respect to future economic growth and inflation. However, the Fed said it "can be patient" about raising rates, which was different from previous statements. The change in wording caused mixed reaction among market analysts about when the Fed might begin raising rates.

               During the period, equity markets continued a rally that began in March 2003. Data showing robust economic growth and improved revenue reports from corporate America seemed to increase investor confidence in the stock markets. The S&P 500 rose 14.15% for the period under review, while the technology-heavy Nasdaq Composite Index increased 17.00%.2 As economic data improved, some interest rates rose from their lows at the beginning of the period but eased toward period-end. The 10-year Treasury note started the period yielding 4.55% on August 15, 2003, reached a peak of 4.61% on September 2, 2003, then declined to 4.16% on January 31, 2004.

               INVESTMENT STRATEGY

               The Fund invests its assets in an equally weighted combination of Franklin Growth Fund, Franklin Capital Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we regularly rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 25% of total net assets in each underlying fund.


               2. Source: Standard & Poor's Micropal. See footnote 1 for a description of the S&P 500. The Nasdaq Composite Index measures all domestic and international common stocks listed on The Nasdaq Stock Market. The index is market value-weighted and includes over 3,000 companies.

4 |  Semiannual Report

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Franklin Templeton Corefolio Allocation Fund
Based on Total Net Assets as of 1/31/04

[Pie Chart Graphic Omitted]

                           [] Primarily Domestic Equity ...................71.7%
                           [] Primarily Foreign Equity ....................24.4%
                           [] Short-Term Investments &
                              Other Net Assets .............................3.9%

--------------------------------------------------------------------------------


MANAGER'S DISCUSSION

During the period from inception on August 15, 2003, through January 31, 2004, Franklin Growth Fund outperformed the S&P 500, which helped the Fund's performance. However, Franklin Capital Growth Fund and Mutual Shares Fund underperformed the S&P 500, while Templeton Growth Fund underperformed the MSCI World Index, which hindered the Fund's overall return relative to its hybrid benchmark.

Thank you for your participation in Franklin Templeton Corefolio Allocation Fund. We look forward to serving your future investment needs.



[Photo of Anthony Coffey Omitted]

/s/T. Anthony Coffey, CFA

T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Corefolio Allocation Fund


THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                           Semiannual Report | 5

Performance Summary as of 1/31/04

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------------------------
  CLASS A                                                   CHANGE           1/31/04           8/15/03
----------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                     +$1.18            $11.18            $10.00
----------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/15/03-1/31/04)
----------------------------------------------------------------------------------------------------------
  Dividend Income                         $0.0643
----------------------------------------------------------------------------------------------------------
  CLASS B                                                   CHANGE           1/31/04           8/15/03
----------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                     +$1.15            $11.15            $10.00
----------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/15/03-1/31/04)
----------------------------------------------------------------------------------------------------------
  Dividend Income                         $0.0517
----------------------------------------------------------------------------------------------------------
  CLASS C                                                   CHANGE           1/31/04           8/15/03
----------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                     +$1.14            $11.14            $10.00
----------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/15/03-1/31/04)
----------------------------------------------------------------------------------------------------------
  Dividend Income                         $0.0530
----------------------------------------------------------------------------------------------------------
  CLASS R                                                   CHANGE           1/31/04           8/15/03
----------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                     +$1.17            $11.17            $10.00
----------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/15/03-1/31/04)
----------------------------------------------------------------------------------------------------------
  Dividend Income                         $0.0646
----------------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                             CHANGE           1/31/04           8/15/03
----------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                     +$1.18            $11.18            $10.00
----------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/15/03-1/31/04)
----------------------------------------------------------------------------------------------------------
  Dividend Income                         $0.0710
----------------------------------------------------------------------------------------------------------


6 | Past performance does not guarantee future results. | Semiannual Report

PERFORMANCE(1)

------------------------------------------------------------------------------------------------------
  CLASS A                                                                        INCEPTION (8/15/03)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return2                                                              +12.46%
------------------------------------------------------------------------------------------------------
  Aggregate Total Return3                                                                +6.00%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment4                                                          $10,600
------------------------------------------------------------------------------------------------------
  Aggregate Total Return (12/31/03)3, 5                                                  +4.57%
------------------------------------------------------------------------------------------------------
  CLASS B                                                                        INCEPTION (8/15/03)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return2                                                              +12.03%
------------------------------------------------------------------------------------------------------
  Aggregate Total Return3                                                                +8.03%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment4                                                          $10,803
------------------------------------------------------------------------------------------------------
  Aggregate Total Return (12/31/03)3, 5                                                  +6.62%
------------------------------------------------------------------------------------------------------
  CLASS C                                                                        INCEPTION (8/15/03)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return2                                                              +11.94%
------------------------------------------------------------------------------------------------------
  Aggregate Total Return3                                                               +10.94%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment4                                                          $11,094
------------------------------------------------------------------------------------------------------
  Aggregate Total Return (12/31/03)3, 5                                                  +8.45%
------------------------------------------------------------------------------------------------------
  CLASS R                                                                        INCEPTION (8/15/03)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return2                                                              +12.36%
------------------------------------------------------------------------------------------------------
  Aggregate Total Return3                                                               +11.36%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment4                                                          $11,136
------------------------------------------------------------------------------------------------------
  Aggregate Total Return (12/31/03)3, 5                                                  +9.96%
------------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                                                  INCEPTION (8/15/03)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return2                                                              +12.53%
------------------------------------------------------------------------------------------------------
  Aggregate Total Return3                                                               +12.53%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment4                                                          $11,253
------------------------------------------------------------------------------------------------------
  Aggregate Total Return (12/31/03)3, 5                                                 +11.02%
------------------------------------------------------------------------------------------------------

ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


     Semiannual Report | Past performance does not guarantee future results. | 7

ENDNOTES


THE FUND IS NON-DIVERSIFIED BECAUSE IT INVESTS IN SECURITIES OF A LIMITED NUMBER OF MUTUAL FUNDS. BECAUSE IT INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. BONDS ARE AFFECTED BY CHANGES IN INTEREST RATES AND THE CREDITWORTHINESS OF THEIR ISSUERS. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THERE ARE OTHER RISKS PERTAINING TO SPECIFIC UNDERLYING FUNDS, SUCH AS THOSE INVOLVING INVESTMENTS IN SPECIALIZED INDUSTRY SECTORS, SUCH AS THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A:          Subject to the maximum 5.75% initial sales charge.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to no initial sales charge, but subject to 1% CDSC for shares redeemed within 12 months of investment. Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    No initial sales charge or Rule 12b-1 fees; shares are
                  available to a limited class of investors.


1. The Fund's administrator has agreed in advance to limit its fees and assume as its own expense certain expenses otherwise payable to the Fund. If the administrator had not taken this action, the Fund's total return would have been lower. The agreement will be in place until 1/15/05 or the Fund reaches $250 million; the administrator may end this arrangement at any time.

2. Cumulative total return represents the change in value of an investment since inception and does not include sales charges.

3. Aggregate total return represents the change in value of an investment since inception and includes any applicable maximum sales charge(s). Because the Fund has existed for less than one year, average annual total returns are not provided.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund since inception and include any applicable maximum sales charge(s).

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.



8 | Past performance does not guarantee future results. | Semiannual Report

Franklin Templeton Founding Funds
Allocation Fund


YOUR FUND'S GOALS AND PRIMARY INVESTMENTS: Franklin Templeton Founding Funds Allocation Fund's principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund.


          This inaugural semiannual report for Franklin Templeton Founding Funds Allocation Fund covers the period since inception on August 15, 2003, through January 31, 2004.

          PERFORMANCE OVERVIEW

          Franklin Templeton Founding Funds Allocation Fund - Class A posted a +13.00% cumulative total return, as shown in the Performance Summary beginning on page 12, for the period since inception on August 15, 2003, through January 31, 2004. The Fund underperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Composite Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the benchmark returned 15.53%.1

          ECONOMIC AND MARKET OVERVIEW

          During the period ended January 31, 2004, domestic economic recovery appeared to be on track. The annualized gross domestic product growth rate surged 8.2% in the third quarter of 2003 and rose 4.1% in the fourth quarter. The U.S. dollar's continued weakness, particularly against the euro, led to modest trade balance improvements. Business sentiment climbed in January 2004 to its highest level in nearly a decade; and business equipment spending, especially in information technology, rose in the third and fourth quarters of 2003. Consumer sentiment rose in


          1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is market capitalization-weighted and measures total returns of equity securities in developed markets globally. The benchmark index's weightings are as follows: S&P 500 67% and MSCI World Index 33%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

          THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 26.



                                                           Semiannual Report | 9

          January to its highest level since November 2000. Consumer spending, however, grew only modestly in fourth quarter 2003 compared with strong third-quarter spending, which was fueled by federal tax cuts, mortgage refinancing and auto-buying incentives. Slow wage growth, heavy indebtedness and lower wealth since 2000 despite recent stock market gains constrained consumer spending.

          Lack of job growth remained a risk to the economy during the reporting period, and although the unemployment rate fell to 5.6% in January, this occurred mainly because of a labor force decline. At the Federal Reserve Board's (Fed's) January meeting, Fed policymakers indicated they would not raise interest rates until the job market improved meaningfully. Thus, they kept the federal funds target rate at 1.00%, and maintained a neutral stance with respect to future economic growth and inflation. However, the Fed said it "can be patient" about raising rates, which was different from previous statements. The change in wording caused mixed reaction among market analysts about when the Fed might begin raising rates.

          During the period, equity markets continued a rally that began in March 2003. Data showing robust economic growth and improved revenue reports from corporate America seemed to increase investor confidence in the stock markets. The S&P 500 rose 14.15% for the period under review, while the technology-heavy Nasdaq Composite Index increased 17.00%.2 As economic data improved, some interest rates rose from their lows at the beginning of the period but eased toward period-end. The 10-year Treasury note started the period yielding 4.55% on August 15, 2003, reached a peak of 4.61% on September 2, 2003, then declined to 4.16% on January 31, 2004.


          INVESTMENT STRATEGY

          The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we regularly rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 33 1/3% of total net assets in each underlying fund.



          2. Source: Standard & Poor's Micropal. See footnote 1 for a description of the S&P 500. The Nasdaq Composite Index measures all domestic and international common stocks listed on The Nasdaq Stock Market. The index is market value-weighted and includes over 3,000 companies.



10 |  Semiannual Report

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Franklin Templeton Founding Funds Allocation Fund
Based on Total Net Assets as of 1/31/04

[pie Chart Graphic Omitted]

                        [] Primarily Foreign Equity .......................32.3%
                        [] Domestic Hybrid ................................31.7%
                        [] Primarily Domestic Equity ......................31.7%
                        [] Short-Term Investments &
                           Other Net Assets ............................... 4.3%

--------------------------------------------------------------------------------


MANAGER'S DISCUSSION

During the period from inception on August 15, 2003, through January 31, 2004, the Fund's performance benefited from Franklin Income Fund's outperformance relative to the S&P 500. Mutual Shares Fund and Templeton Growth Fund underperformed their benchmarks, the S&P 500 and MSCI World Index, respectively, which hindered Fund performance relative to the hybrid index.

Thank you for your participation in Franklin Templeton Founding Funds Allocation Fund. We look forward to serving your future investment needs.


[Photo of T. Anthony Coffey Omitted}

/s/T. Anthony Coffey, CFA

T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Founding Funds Allocation Fund


THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                          Semiannual Report | 11

Performance Summary as of 1/31/04

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------------------------
  CLASS A                                                   CHANGE           1/31/04           8/15/03
----------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                     +$1.21            $11.21            $10.00
----------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/15/03-1/31/04)
----------------------------------------------------------------------------------------------------------
  Dividend Income                         $0.0875
----------------------------------------------------------------------------------------------------------
  CLASS B                                                   CHANGE           1/31/04           8/15/03
----------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                     +$1.20            $11.20            $10.00
----------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/15/03-1/31/04)
----------------------------------------------------------------------------------------------------------
  Dividend Income                         $0.0768
----------------------------------------------------------------------------------------------------------
  CLASS C                                                   CHANGE           1/31/04           8/15/03
----------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                     +$1.19            $11.19            $10.00
----------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/15/03-1/31/04)
----------------------------------------------------------------------------------------------------------
  Dividend Income                         $0.0776
----------------------------------------------------------------------------------------------------------
  CLASS R                                                   CHANGE           1/31/04           8/15/03
----------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                     +$1.23            $11.23            $10.00
----------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/15/03-1/31/04)
----------------------------------------------------------------------------------------------------------
  Dividend Income                         $0.0868
----------------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                             CHANGE           1/31/04           8/15/03
----------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                     +$1.23            $11.23            $10.00
----------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (8/15/03-1/31/04)
----------------------------------------------------------------------------------------------------------
  Dividend Income                         $0.0934
----------------------------------------------------------------------------------------------------------



12 | Past performance does not guarantee future results. | Semiannual Report

PERFORMANCE(1)

------------------------------------------------------------------------------------------------------
  CLASS A                                                                          INCEPTION (8/15/03)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return2                                                                 +13.00%
------------------------------------------------------------------------------------------------------
  Aggregate Total Return3                                                                   +6.50%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment4                                                             $10,650
------------------------------------------------------------------------------------------------------
  Aggregate Total Return (12/31/03)3, 5                                                     +5.17%
------------------------------------------------------------------------------------------------------
  CLASS B                                                                          INCEPTION (8/15/03)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return2                                                                 +12.79%
------------------------------------------------------------------------------------------------------
  Aggregate Total Return3                                                                   +8.79%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment4                                                             $10,879
------------------------------------------------------------------------------------------------------
  Aggregate Total Return (12/31/03)3, 5                                                     +7.28%
------------------------------------------------------------------------------------------------------
  CLASS C                                                                          INCEPTION (8/15/03)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return2                                                                 +12.70%
------------------------------------------------------------------------------------------------------
  Aggregate Total Return3                                                                  +11.70%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment4                                                             $11,170
------------------------------------------------------------------------------------------------------
  Aggregate Total Return (12/31/03)3, 5                                                     +9.20%
------------------------------------------------------------------------------------------------------
  CLASS R                                                                          INCEPTION (8/15/03)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return2                                                                 +13.19%
------------------------------------------------------------------------------------------------------
  Aggregate Total Return3                                                                  +12.19%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment4                                                             $11,219
------------------------------------------------------------------------------------------------------
  Aggregate Total Return (12/31/03)3, 5                                                    +10.68%
------------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                                                    INCEPTION (8/15/03)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return2                                                                 +13.26%
------------------------------------------------------------------------------------------------------
  Aggregate Total Return3                                                                  +13.26%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment4                                                             $11,326
------------------------------------------------------------------------------------------------------
  Aggregate Total Return (12/31/03)3, 5                                                    +11.75%
------------------------------------------------------------------------------------------------------

ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.



    Semiannual Report | Past performance does not guarantee future results. | 13

ENDNOTES

THE FUND IS NON-DIVERSIFIED BECAUSE IT INVESTS IN SECURITIES OF A LIMITED NUMBER OF MUTUAL FUNDS. BECAUSE IT INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. BONDS ARE AFFECTED BY CHANGES IN INTEREST RATES AND THE CREDITWORTHINESS OF THEIR ISSUERS. HIGHER-YIELDING, LOWER-RATED CORPORATE BONDS ENTAIL A GREATER DEGREE OF CREDIT RISK COMPARED TO INVESTMENT-GRADE SECURITIES. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THERE ARE OTHER RISKS PERTAINING TO SPECIFIC UNDERLYING FUNDS, SUCH AS THOSE INVOLVING INVESTMENTS IN SPECIALIZED INDUSTRY SECTORS, SUCH AS THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A:          Subject to the maximum 5.75% initial sales charge.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to no initial sales charge, but subject to 1% CDSC for shares redeemed within 12 months of investment. Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    No initial sales charge or Rule 12b-1 fees; shares are
                  available to a limited class of investors.


1. The Fund's administrator has agreed in advance to limit its fees and assume as its own expense certain expenses otherwise payable to the Fund. If the administrator had not taken this action, the Fund's total return would have been lower. The agreement will be in place until 1/15/05 or the Fund reaches $250 million; the administrator may end this arrangement at any time.

2. Cumulative total return represents the change in value of an investment since inception and does not include sales charges.

3. Aggregate total return represents the change in value of an investment since inception and includes any applicable maximum sales charge(s). Because the Fund has existed for less than one year, average annual total returns are not provided.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund since inception and include any applicable maximum sales charge(s).

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.




14 | Past performance does not guarantee future results. | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS


FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                                                                        --------------
                                                                                                         PERIOD ENDED
                                                                                                          JANUARY 31,
                                                                                                             2004C
CLASS A                                                                                                   (UNAUDITED)
                                                                                                        --------------
PER SHARE OPERATING PERFORMANCE

(for a share outstanding throughout the period)

Net asset value, beginning of period ....................................................................    $10.00
                                                                                                            --------
Income from investment operations:

  Net investment income a ...............................................................................       .09

  Net realized and unrealized gains (losses) ............................................................      1.15
                                                                                                            --------
Total from investment operations ........................................................................      1.24
                                                                                                            --------
Less distributions from net investment income ...........................................................      (.06)
                                                                                                            --------
Net asset value, end of period ..........................................................................    $11.18
                                                                                                            ========


Total return b ..........................................................................................    12.46%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .......................................................................   $45,767

Ratios to average net assets:

  Expenses ..............................................................................................       47%d

  Expenses excluding waiver and payments by affiliate ...................................................      .98%d

  Net investment income .................................................................................     1.88%d




Portfolio turnover rate .................................................................................      .18%




a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period August 15, 2003 (effective date) to January 31, 2004.
d Annualized.



                                                          Semiannual Report | 15

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                                                                        --------------
                                                                                                         PERIOD ENDED
                                                                                                          JANUARY 31,
                                                                                                              2004C
CLASS B                                                                                                    (UNAUDITED)
                                                                                                        --------------
PER SHARE OPERATING PERFORMANCE

(for a share outstanding throughout the period)

Net asset value, beginning of period ....................................................................    $10.00
                                                                                                            --------
Income from investment operations:

  Net investment income a ...............................................................................      .06

  Net realized and unrealized gains (losses) ............................................................     1.14
                                                                                                            --------
Total from investment operations ........................................................................      1.20
                                                                                                            --------
Less distributions from net investment income ...........................................................      (.05)
                                                                                                            --------

Net asset value, end of period ..........................................................................    $11.15
                                                                                                            ========


Total return b ..........................................................................................    12.03%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .......................................................................   $13,088

Ratios to average net assets:

  Expenses ..............................................................................................     1.13%d

  Expenses excluding waiver and payments by affiliate ...................................................     1.64%d

  Net investment income .................................................................................     1.22%d

Portfolio turnover rate .................................................................................      .18%




a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period August 15, 2003 (effective date) to January 31, 2004.
d Annualized.



16 |  Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                                                                        --------------
                                                                                                         PERIOD ENDED
                                                                                                          JANUARY 31,
                                                                                                             2004C
CLASS C                                                                                                   (UNAUDITED)
                                                                                                        --------------
PER SHARE OPERATING PERFORMANCE

(for a share outstanding throughout the period)

Net asset value, beginning of period ....................................................................    $10.00
                                                                                                            --------
Income from investment operations:

  Net investment income a ...............................................................................       .06

  Net realized and unrealized gains (losses) ............................................................      1.13
                                                                                                            --------
Total from investment operations ........................................................................      1.19
                                                                                                            --------
Less distributions from net investment income ...........................................................      (.05)
                                                                                                            --------
Net asset value, end of period ..........................................................................    $11.14
                                                                                                            ========


Total return b ..........................................................................................    11.94%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .......................................................................   $31,645

Ratios to average net assets:

  Expenses ..............................................................................................     1.13%d

  Expenses excluding waiver and payments by affiliate ...................................................     1.64%d

  Net investment income .................................................................................     1.22%d

Portfolio turnover rate .................................................................................      .18%




a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period August 15, 2003 (effective date) to January 31, 2004.
d Annualized.



                                                          Semiannual Report | 17

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                                                                       --------------
                                                                                                         PERIOD ENDED
                                                                                                          JANUARY 31,
                                                                                                             2004C
CLASS R                                                                                                   (UNAUDITED)
                                                                                                       --------------
PER SHARE OPERATING PERFORMANCE

(for a share outstanding throughout the period)

Net asset value, beginning of period ....................................................................    $10.00
                                                                                                            --------
Income from investment operations:

  Net investment income a ...............................................................................       .06

  Net realized and unrealized gains (losses) ............................................................      1.18
                                                                                                            --------
Total from investment operations ........................................................................      1.24
                                                                                                            --------
Less distributions from net investment income ...........................................................      (.07)
                                                                                                            --------
Net asset value, end of period ..........................................................................    $11.17
                                                                                                            ========


Total return b ..........................................................................................     12.36%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .......................................................................      $278

Ratios to average net assets:

  Expenses ..............................................................................................       62%d

  Expenses excluding waiver and payments by affiliate ...................................................     1.13%d

  Net investment income .................................................................................     1.73%d

Portfolio turnover rate .................................................................................      .18%



a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period August 15, 2003 (effective date) to January 31, 2004.
d Annualized.



18 |  Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                                                                       --------------
                                                                                                         PERIOD ENDED
                                                                                                          JANUARY 31,
                                                                                                             2004C
ADVISOR CLASS                                                                                             (UNAUDITED)
                                                                                                       --------------
PER SHARE OPERATING PERFORMANCE

(for a share outstanding throughout the period)

Net asset value, beginning of period ....................................................................    $10.00
                                                                                                            --------
Income from investment operations:

  Net investment income a ...............................................................................       .09

  Net realized and unrealized gains (losses) ............................................................      1.16
                                                                                                            --------
Total from investment operations ........................................................................      1.25
                                                                                                            --------
Less distributions from net investment income ...........................................................      (.07)
                                                                                                            --------

Net asset value, end of period ..........................................................................    $11.18
                                                                                                            ========


Total return b ..........................................................................................     12.53%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .......................................................................      $670

Ratios to average net assets:

  Expenses ..............................................................................................       12%d

  Expenses excluding waiver and payments by affiliate ...................................................      .63%d

  Net investment income .................................................................................     2.23%d

Portfolio turnover rate .................................................................................      .18%



a Based on average daily shares outstanding.
b Total return is not annualized for periods less than one year.
c For the period August 15, 2003 (effective date) to January 31, 2004. d Annualized.



                     Semiannual Report | See notes to financial statements. | 19

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2004 (UNAUDITED)


---------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND                                 SHARES          VALUE
---------------------------------------------------------------------------------------------------------
   MUTUAL FUNDS (NOTE 1) 97.9%
   CASH EQUIVALENTS 1.8%
 a Franklin Institutional Fiduciary Trust Money Market Portfolio ..........   1,668,354      $ 1,668,354
                                                                                             ------------
   DOMESTIC EQUITY 71.7%
   Franklin Capital Growth Fund, Advisor Class ............................   2,055,659       21,707,756
   Franklin Custodian Funds - Franklin Growth Fund, Advisor Class .........     710,387       21,950,960
   Mutual Shares Fund, Class Z ............................................   1,033,735       21,863,485
                                                                                             ------------
                                                                                              65,522,201
                                                                                             ------------
   FOREIGN EQUITY 24.4%
   Templeton Growth Fund, Advisor Class ...................................   1,056,758       22,308,162
                                                                                             ------------
   TOTAL INVESTMENTS (COST $84,815,142) 97.9% .............................                   89,498,717
   OTHER ASSETS, LESS LIABILITIES 2.1% ....................................                    1,948,663
                                                                                             ------------
   NET ASSETS 100.0% ......................................................                  $91,447,380
                                                                                             ------------




a See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.





20 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS


FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                                                                       --------------
                                                                                                         PERIOD ENDED
                                                                                                          JANUARY 31,
                                                                                                             2004C
CLASS A                                                                                                   (UNAUDITED)
                                                                                                       --------------
PER SHARE OPERATING PERFORMANCE

(for a share outstanding throughout the period)

Net asset value, beginning of period ....................................................................    $10.00
                                                                                                            --------
Income from investment operations:

  Net investment income a ...............................................................................       .18

  Net realized and unrealized gains (losses) ............................................................      1.13
                                                                                                            --------
Total from investment operations ........................................................................      1.31
                                                                                                            --------
Less distributions from net investment income ...........................................................      (.09)
                                                                                                            --------

Net asset value, end of period ..........................................................................    $11.22
                                                                                                            ========


Total return b ..........................................................................................    13.00%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .......................................................................  $296,048

Ratios to average net assets:

  Expenses ..............................................................................................       49%d

  Expenses excluding waiver and payments by affiliate ...................................................      .66%d

  Net investment income .................................................................................     3.61%d

Portfolio turnover rate .................................................................................       .39%



a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period August 15, 2003 (effective date) to January 31, 2004.
d Annualized.



                                                          Semiannual Report | 21

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                                                                       --------------
                                                                                                         PERIOD ENDED
                                                                                                          JANUARY 31,
                                                                                                             2004C
CLASS B                                                                                                   (UNAUDITED)
                                                                                                       --------------
PER SHARE OPERATING PERFORMANCE

(for a share outstanding throughout the period)

Net asset value, beginning of period ....................................................................    $10.00
                                                                                                            --------
Income from investment operations:

  Net investment income a ...............................................................................       .15

  Net realized and unrealized gains (losses) ............................................................      1.13
                                                                                                            --------
Total from investment operations ........................................................................      1.28
                                                                                                            --------
Less distributions from net investment income ...........................................................      (.08)
                                                                                                            --------

Net asset value, end of period ..........................................................................    $11.20
                                                                                                            ========


Total return b ..........................................................................................    12.79%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .......................................................................  $128,189

Ratios to average net assets:

  Expenses ..............................................................................................     1.14%d

  Expenses excluding waiver and payments by affiliate ...................................................     1.31%d

  Net investment income .................................................................................     2.96%d

Portfolio turnover rate .................................................................................      .39%




a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period August 15, 2003 (effective date) to January 31, 2004.
d Annualized.



22 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                                                                       --------------
                                                                                                         PERIOD ENDED
                                                                                                          JANUARY 31,
                                                                                                              2004C
CLASS C                                                                                                   (UNAUDITED)
                                                                                                       --------------
PER SHARE OPERATING PERFORMANCE

(for a share outstanding throughout the period)

Net asset value, beginning of period ....................................................................    $10.00
                                                                                                            --------
Income from investment operations:

  Net investment income a ...............................................................................       .15

  Net realized and unrealized gains (losses) ............................................................      1.12
                                                                                                            --------
Total from investment operations ........................................................................      1.27
                                                                                                            --------
Less distributions from net investment income ...........................................................      (.08)
                                                                                                            --------
Net asset value, end of period ..........................................................................    $11.19
                                                                                                            ========


Total return b ..........................................................................................    12.70%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .......................................................................  $232,061

Ratios to average net assets:

  Expenses ..............................................................................................     1.14%d

  Expenses excluding waiver and payments by affiliate ...................................................     1.31%d

  Net investment income .................................................................................     2.96%d

Portfolio turnover rate .................................................................................      .39%




a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period August 15, 2003 (effective date) to January 31, 2004.
d Annualized.



                                                          Semiannual Report | 23

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                                                                       --------------
                                                                                                         PERIOD ENDED
                                                                                                          JANUARY 31,
                                                                                                            2004C
CLASS R                                                                                                   (UNAUDITED)
                                                                                                       --------------
PER SHARE OPERATING PERFORMANCE

(for a share outstanding throughout the period)

Net asset value, beginning of period ....................................................................    $10.00
                                                                                                            --------
Income from investment operations:

  Net investment income a ...............................................................................       .16

  Net realized and unrealized gains (losses) ............................................................      1.16
                                                                                                            --------
Total from investment operations ........................................................................      1.32
                                                                                                            --------
Less distributions from net investment income ...........................................................      (.09)
                                                                                                            --------

Net asset value, end of period ..........................................................................    $11.23
                                                                                                            ========


Total return b ..........................................................................................    13.19%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .......................................................................    $1,312

Ratios to average net assets:

  Expenses ..............................................................................................      .64%d

  Expenses excluding waiver and payments by affiliate ...................................................      .81%d

  Net investment income .................................................................................     3.46%d

Portfolio turnover rate .................................................................................       .39%



a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period August 15, 2003 (effective date) to January 31, 2004.
d Annualized.



24 |  Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                                                                       --------------
                                                                                                         PERIOD ENDED
                                                                                                          JANUARY 31,
                                                                                                             2004C
ADVISOR CLASS                                                                                             (UNAUDITED)
                                                                                                       --------------
PER SHARE OPERATING PERFORMANCE

(for a share outstanding throughout the period)

Net asset value, beginning of period ....................................................................    $10.00
                                                                                                            --------
Income from investment operations:

  Net investment income a ...............................................................................       .17

  Net realized and unrealized gains (losses) ............................................................      1.15
                                                                                                            --------
Total from investment operations ........................................................................      1.32
                                                                                                            --------
Less distributions from net investment income ...........................................................      (.09)
                                                                                                            --------
Net asset value, end of period ..........................................................................    $11.23
                                                                                                            ========


Total return b ..........................................................................................    13.26%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .......................................................................    $1,402

Ratios to average net assets:

  Expenses ..............................................................................................      .14%d

  Expenses excluding waiver and payments by affiliate ...................................................      .31%d

  Net investment income .................................................................................     3.96%d

Portfolio turnover rate .................................................................................      .39%




a Based on average daily shares outstanding.
b Total return is not annualized for periods less than one year.
c For the period August 15, 2003 (effective date) to January 31, 2004. d Annualized.



                     Semiannual Report | See notes to financial statements. | 25

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2004 (UNAUDITED)


-----------------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND                                  SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
   MUTUAL FUNDS (NOTE 1) 97.2%
   CASH EQUIVALENTS 1.5%
  a Franklin Institutional Fiduciary Trust Money Market Portfolio ..............     9,934,968      $  9,934,968
                                                                                                    -------------

   DOMESTIC EQUITY 31.7%
   Mutual Shares Fund, Class Z .................................................     9,867,111       208,689,390
                                                                                                    -------------

   DOMESTIC HYBRID 31.7%
   Franklin Custodian Funds - Franklin Income Fund, Advisor Class ..............    86,325,574       208,907,888

   FOREIGN EQUITY 32.3%
   Templeton Growth Fund, Advisor Class ........................................    10,076,115       212,706,782
                                                                                                    -------------

   TOTAL INVESTMENTS (COST $612,302,883) 97.2% .................................                     640,239,028
   OTHER ASSETS, LESS LIABILITIES 2.8% .........................................                      18,773,043
                                                                                                    -------------

   NET ASSETS 100.0% ...........................................................                    $659,012,071
                                                                                                    =============




a See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.



26 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2004 (unaudited)


                                                                                      --------------------------------------
                                                                                          FRANKLIN             FRANKLIN
                                                                                          TEMPLETON            TEMPLETON
                                                                                          COREFOLIO          FOUNDING FUNDS
                                                                                       ALLOCATION FUND      ALLOCATION FUND
                                                                                      --------------------------------------
Assets:
  Investments in securities:
    Cost .......................................................................         $84,815,142          $612,302,883
                                                                                      =====================================
    Value ......................................................................          89,498,717           640,239,028
  Receivables:
    Capital shares sold ........................................................           3,701,627            29,468,249
    Offering costs (Note 1d) ...................................................              56,893                56,893
                                                                                      -------------------------------------
         Total assets ..........................................................          93,257,237           669,764,170
                                                                                      -------------------------------------
Liabilities:
  Payables:
    Investment securities purchased ............................................           1,668,379             9,841,785
    Capital shares redeemed ....................................................               9,738               315,995
    Affiliates .................................................................              80,163               546,035
  Other liabilities ............................................................              51,577                48,284
                                                                                      -------------------------------------
        Total liabilities ......................................................           1,809,857            10,752,099
                                                                                      -------------------------------------
          Net assets, at value .................................................         $91,447,380          $659,012,071
                                                                                      -------------------------------------
Net assets consist of:
  Undistributed net investment income ..........................................         $   (64,001)         $    401,126
  Net unrealized appreciation (depreciation) ...................................           4,683,575            27,936,145
  Accumulated net realized gain (loss) .........................................                (208)              478,227
  Capital shares ...............................................................          86,828,014           630,196,573
                                                                                      -------------------------------------
          Net assets, at value .................................................         $91,447,380          $659,012,071
                                                                                      =====================================






                                                         Semiannual Report | 27

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
January 31, 2004 (unaudited)


                                                                                       -------------------------------------
                                                                                           FRANKLIN             FRANKLIN
                                                                                           TEMPLETON            TEMPLETON
                                                                                           COREFOLIO          FOUNDING FUNDS
                                                                                        ALLOCATION FUND      ALLOCATION FUND
                                                                                       -------------------------------------
CLASS A:
  Net assets, at value .........................................................          $45,766,686          $296,047,777
                                                                                       =====================================
  Shares outstanding ...........................................................            4,092,567            26,397,345
                                                                                       =====================================
  Net asset value per share a ..................................................               $11.18                $11.22
                                                                                       =====================================
  Maximum offering price per share (net asset value per share / 94.25%) ........               $11.86                $11.90
                                                                                       =====================================
CLASS B:
  Net assets, at value .........................................................          $13,088,099          $128,189,274
                                                                                       =====================================
  Shares outstanding ...........................................................            1,173,891            11,448,604
                                                                                       =====================================
  Net asset value and maximum offering price per share a ........................               $11.15                $11.20
                                                                                       =====================================
CLASS C:
  Net assets, at value .........................................................          $31,645,231          $232,060,613
                                                                                       =====================================
  Shares outstanding ...........................................................            2,840,374            20,729,942
                                                                                       =====================================
  Net asset value and maximum offering price per share a .......................               $11.14                $11.19
                                                                                       =====================================
CLASS R:
  Net assets, at value .........................................................             $277,777            $1,312,268
                                                                                       =====================================
  Shares outstanding ...........................................................               24,868               116,864
                                                                                       =====================================
  Net asset value and maximum offering price per share a .......................               $11.17                $11.23
                                                                                       =====================================
ADVISOR CLASS:
  Net assets, at value .........................................................             $669,587            $1,402,139
                                                                                       =====================================
  Shares outstanding ...........................................................               59,882               124,843
                                                                                       =====================================
  Net asset value and maximum offering price per share a .......................               $11.18                $11.23
                                                                                       =====================================



a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.



28 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the period August 15, 2003 (effective date) to January 31, 2004 (unaudited)


                                                                                       -------------------------------------
                                                                                            FRANKLIN            FRANKLIN
                                                                                            TEMPLETON           TEMPLETON
                                                                                           COREFOLIO          FOUNDING FUNDS
                                                                                        ALLOCATION FUND      ALLOCATION FUND
                                                                                       -------------------------------------
Investment income:
  Dividends ....................................................................           $  412,026           $ 4,523,537
                                                                                       -------------------------------------
Expenses:
  Asset allocation fees (Note 3)................................................               17,340               110,490
  Distribution fees (Note 3)
    Class A.....................................................................               30,685               170,651
    Class B.....................................................................               25,418               222,158
    Class C.....................................................................               62,458               389,681
    Class R.....................................................................                  196                 1,077
  Transfer agent fees (Note 3)..................................................               23,782               102,350
  Reports to shareholders.......................................................                4,756                 4,756
  Registration and filing fees..................................................                5,200                63,000
  Amortization of offering costs (Note 1d) .....................................               47,458                47,458
  Professional fees.............................................................                9,921                10,020
  Trustees' fees and expenses...................................................                  714                   714
  Other.........................................................................                  900                 1,500
                                                                                       -------------------------------------
        Total expenses..........................................................              228,828             1,123,855
        Expenses waived/paid by affiliate (Note 3) .............................              (89,263)             (185,546)
                                                                                       -------------------------------------
          Net expenses .........................................................              139,565               938,309
                                                                                       -------------------------------------
            Net investment income...............................................              272,461             3,585,228
                                                                                       -------------------------------------
Realized and unrealized gains (losses):
Net realized gain (loss) from:
  Investments...................................................................                 (208)               (1,041)
  Distributions by underlying funds.............................................                   --               479,268
                                                                                       -------------------------------------
        Net realized gain (loss)................................................                 (208)              478,227
Net unrealized appreciation (depreciation) on investments.......................            4,683,575            27,936,145
                                                                                       -------------------------------------
Net realized and unrealized gain (loss).........................................            4,683,367            28,414,372
                                                                                       -------------------------------------
Net increase (decrease) in net assets resulting from operations.................           $4,955,828           $31,999,600
                                                                                       =====================================




                     Semiannual Report | See notes to financial statements. | 29

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS
for the period August 15, 2003 (effective date) to January 31, 2004 (unaudited)


                                                                                       -------------------------------------
                                                                                            FRANKLIN            FRANKLIN
                                                                                           TEMPLETON           TEMPLETON
                                                                                           COREFOLIO         FOUNDING FUNDS
                                                                                        ALLOCATION FUND      ALLOCATION FUND
                                                                                          PERIOD ENDED        PERIOD ENDED
                                                                                         JANUARY 31, 2004   JANUARY 31, 2004
                                                                                       -------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ......................................................          $   272,461         $   3,585,228
    Net realized gain (loss) from investments and distributions by
     underlying funds ..........................................................                 (208)              478,227
    Net unrealized appreciation (depreciation) on investments ..................            4,683,575            27,936,145
                                                                                       -------------------------------------
        Net increase (decrease) in net assets resulting from operations ........            4,955,828            31,999,600
Distributions to shareholders from:
  Net investment income:
    Class A ....................................................................             (180,719)           (1,477,369)
    Class B ....................................................................              (41,268)             (599,490)
    Class C ....................................................................             (112,032)           (1,094,668)
    Class R ....................................................................                 (911)               (7,674)
    Advisor Class ..............................................................               (1,532)               (4,901)
                                                                                       -------------------------------------
  Total distributions to shareholders ..........................................             (336,462)           (3,184,102)
Capital share transactions: (Note 2)
    Class A ....................................................................           43,445,742           283,330,328
    Class B ....................................................................           12,436,262           122,378,233
    Class C ....................................................................           29,997,103           221,839,018
    Class R ....................................................................              257,903             1,245,282
    Advisor Class ..............................................................              641,004             1,353,712
                                                                                       -------------------------------------
Total capital share transactions ...............................................           86,778,014           630,146,573
        Net increase (decrease) in net assets ..................................           91,397,380           658,962,071
Net assets:
  Beginning of period ..........................................................               50,000                50,000
                                                                                       -------------------------------------
  End of period ................................................................          $91,447,380          $659,012,071
                                                                                       -------------------------------------
Undistributed net investment income included in net assets:
  End of period ................................................................          $   (64,001)         $    401,126
                                                                                       =====================================



30 | See notes to financial statements. | Semiannual Report

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of five separate series. All funds included in this report (the Funds) are non-diversified. The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds). The investment goal of Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund is capital appreciation.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

B. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.




                                                         Semiannual Reporto | 31

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

The Funds offer five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At January 31, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:

                                         --------------------------------------------------------------------------
                                              FRANKLIN TEMPLETON                       FRANKLIN TEMPLETON
                                                   COREFOLIO                            FOUNDING FUNDS
                                                ALLOCATION FUND                          ALLOCATION FUND
                                         --------------------------------------------------------------------------
                                           SHARES              AMOUNT              SHARES               AMOUNT
                                         --------------------------------------------------------------------------

CLASS A SHARES:
Period ended January 31, 2004a
  Shares sold ..................          4,180,661          $44,428,122          26,661,678          $286,195,593
  Shares issued on reinvestment
    of distributions ...........             15,356              167,079             124,423             1,356,212
  Shares redeemed ..............           (104,450)          (1,149,459)           (389,756)           (4,221,477)
                                         --------------------------------------------------------------------------
  Net increase (decrease).......          4,091,567          $43,445,742          26,396,345          $283,330,328
                                         ==========================================================================
CLASS B SHARES:
Period ended January 31, 2004a
  Shares sold ..................          1,197,463          $12,692,715          11,498,207          $122,918,947
  Shares issued on reinvestment
    of distributions ...........              3,588               38,961              51,974               566,000
  Shares redeemed ..............            (28,160)            (295,414)           (102,577)           (1,106,714)
                                         --------------------------------------------------------------------------
  Net increase (decrease) ......          1,172,891          $12,436,262          11,447,604          $122,378,233
                                         ==========================================================================




32 |  Semiannual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                         --------------------------------------------------------------------------
                                              FRANKLIN TEMPLETON                       FRANKLIN TEMPLETON
                                                    COREFOLIO                            FOUNDING FUNDS
                                                ALLOCATION FUND                          ALLOCATION FUND
                                         --------------------------------------------------------------------------
                                            SHARES              AMOUNT              SHARES               AMOUNT
                                         --------------------------------------------------------------------------

CLASS C SHARES:
Period ended January 31, 2004a
  Shares sold...................          2,889,702          $30,537,366          20,798,226          $222,594,737
  Shares issued on reinvestment
    of distributions............              9,577              103,911              90,373               984,161
  Shares redeemed ..............            (59,905)            (644,174)           (159,657)           (1,739,880)
                                         --------------------------------------------------------------------------
  Net increase (decrease).......          2,839,374          $29,997,103          20,728,942          $221,839,018
                                         ==========================================================================
CLASS R SHARES:
Period ended January 31, 2004 a
  Shares sold ..................             23,804          $   257,204             115,434          $  1,240,594
  Shares issued on reinvestment
    of distributions ...........                 78                  846                 653                 7,124
  Shares redeemed ..............                (14)                (147)               (223)               (2,436)
                                         --------------------------------------------------------------------------
  Net increase (decrease) ......             23,868          $   257,903             115,864          $  1,245,282
                                         ==========================================================================
ADVISOR CLASS SHARES:
Period ended January 31, 2004a
  Shares sold ..................             59,770          $   650,335             126,812          $  1,385,075
  Shares issued on reinvestment
    of distributions ...........                134                1,461                 431                 4,709
  Shares redeemed ..............             (1,022)             (10,792)             (3,400)              (36,072)
                                         --------------------------------------------------------------------------
  Net increase (decrease) ......             58,882          $   641,004             123,843          $  1,353,712
                                         ==========================================================================

a Effective date was August 15, 2003.



3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

------------------------------------------------------------------------------------------------------
   ENTITY                                                         AFFILIATION
------------------------------------------------------------------------------------------------------
  Franklin Templeton Services, LLC (FT Services)                  Administrative manager
  Franklin Templeton Distributors Inc. (Distributors)             Principal underwriter

  Franklin Templeton Investor Services LLC (Investor Services)    Transfer agent


The Funds pay an administrative fee to FT Services of .10% per year of the Funds' average daily net assets.

FT Services has agreed in advance to waive administrative fees and assume payment of other expenses, as noted in the Statement of Operations.

The Funds reimburse Distributors up to .35%, 1.00%, 1.00%, and .50% per year of the average daily net assets of Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Funds' shares.



                                                          Semiannual Report | 33

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Distributors paid net commissions on sales of the Funds' shares and received contingent deferred sales charges for the period as follows:

                                     -------------------------------------------
                                      FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                            COREFOLIO       FOUNDING FUNDS
                                        ALLOCATION FUND     ALLOCATION FUND
                                     -------------------------------------------
Net commissions paid....................    $132,482          $2,062,775
Contingent deferred sales charges.......    $  3,348          $   22,866


The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were paid to Investor Services:

                                     -------------------------------------------
                                      FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                            COREFOLIO       FOUNDING FUNDS
                                        ALLOCATION FUND     ALLOCATION FUND
                                     -------------------------------------------
Transfer agent fees..................        $19,135             $85,330


4. INCOME TAXES

At January 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                     -------------------------------------------
                                      FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                            COREFOLIO       FOUNDING FUNDS
                                        ALLOCATION FUND     ALLOCATION FUND
                                     -------------------------------------------
Cost of investments..................    $84,815,142        $612,302,883
                                     -------------------------------------------
Unrealized appreciation..............    $ 4,683,575        $ 27,936,145
                                     -------------------------------------------
Unrealized depreciation..............             --                  --
                                     -------------------------------------------

Net unrealized appreciation
  (depreciation).....................    $ 4,683,575        $ 27,936,145
                                     ===========================================


5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short-term securities) for the period ended January 31, 2004, were as follows:

                                     -------------------------------------------
                                      FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                            COREFOLIO       FOUNDING FUNDS
                                        ALLOCATION FUND     ALLOCATION FUND
                                     -------------------------------------------
Purchases............................    $83,209,906        $602,776,089
Sales................................    $    62,910        $    886,401



34 |  Semiannual Report

Franklin Templeton Fund Allocator Series

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by an affiliate of FT Services. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At January 31, 2004, the Funds held no positions which exceeded 5% of the Underlying Funds.


7. INVESTMENT IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the Funds' administrative manager). Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the asset allocation fees paid by the Sweep Money Fund.

The Funds earned dividend income from investment in the Sweep Money Fund as follows:

         ----------------------------------------------------
          FRANKLIN TEMPLETON              FRANKLIN TEMPLETON
              COREFOLIO                    FOUNDING FUNDS
           ALLOCATION FUND                ALLOCATION FUND
         ----------------------------------------------------
               $2,355                         $17,186
         ----------------------------------------------------


8. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Funds, in addition to other entities within Franklin Templeton Investments, including the Company and other funds, have been named in shareholder class actions related to the matter described above. The Funds' management believes that the claims made in the lawsuit are without merit and they intend to defend vigorously against the allegations. It is anticipated that the Funds may be named in additional similar civil actions related to the matter described above.



                                                          Semiannual Report | 35

Franklin Templeton Fund Allocator Series

8. REGULATORY MATTERS (CONTINUED)

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against an affiliate of the Funds' principal underwriter relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the Funds' management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Funds is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the Funds or their shareholders whole, as appropriate.



36 |  Semiannual Report

Franklin Templeton Fund Allocator Series

PROXY VOTING POLICIES AND PROCEDURES


 The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.



                                                          Semiannual Report | 37

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

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

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

Literature Request
For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.



FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth
Fund Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II1

VALUE
Franklin Balance Sheet Investment Fund2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government
  Securities Fund5
Franklin's AGE High Income Fund
Franklin Federal Money Fund5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust3
Franklin Income Fund
Franklin Money Fund5, 6
Franklin Short-Intermediate U.S. Government
  Securities Fund5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund5
Templeton Global Bond Fund

TAX-FREE INCOME7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund8
Tax-Exempt Money Fund5, 6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund


INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC7
Alabama
Arizona
California9
Colorado
Connecticut
Florida9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts8
Michigan8
Minnesota8
Missouri
New Jersey
New York9
North Carolina
Ohio8
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust10


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders as well as select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

7. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

8. Portfolio of insured municipal securities.

9. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

10. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04                                          Not part of the semiannual report

[FRANKLIN TEMPLETON INVESTMENTS LOGO OMITTED] One Franklin Parkway
                                              San Mateo, CA 94403-1906



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SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES


INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)

franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Templeton Fund Allocator Series prospectus, which contains more complete information including charges, expenses and risks.
To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FAS2  S2004 03/04






ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 10. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics for Principal Executive and Senior Financial Officers.

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Diomedes Loo-Tam, Chief Financial Officer

(B)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Diomedes Loo-Tam, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    March 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    March 31, 2004


By /s/Diomedes Loo-Tam
Chief Financial Officer
Date    March 31, 2004